Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory High Yield VIP Series	September 30, 2021
	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (1.1%)
Communication Services (1.0%):
AMC Networks, Inc., Class A (a)	580	$27,022
iHeartMedia, Inc., Class A (a)	3,500	87,570
Nexstar Media Group, Inc., Class A	840	127,647
Sinclair Broadcast Group, Inc., Class A	1,800	57,024
		299,263
Health Care (0.1%):
Surgery Partners, Inc. (a)(b)	939	39,757
Total Common Stocks (Cost $278,783)		339,020

Senior Secured Loans (21.5%)
Caesars Resort Collection LLC, Term B-1 Loans, First Lien, 3.58% (LIBOR01M+350bps), 6/19/25 (c)	$248,125	248,214
Dayco Products LLC, Term Loans, First Lien, 4.37% (LIBOR03M+425bps), 5/19/24 (c)	478,750	464,388
Dynasty Acquisition Co., Inc., 2020 Specified Refi Term B-1 Loans, First Lien, 3.65% (LIBOR03M+350bps), 4/8/26 (c)	223,799	218,694
Golden Nugget, Inc., Senior Secured Term Loan, First Lien, 3.25% (LIBOR02M+250bps), 10/4/23 (c)	494,389	491,784
Great Outdoors Group LLC, Term B-1 Loan, First Lien, 5.00% (LIBOR03M+425bps), 3/5/28 (c)	248,750	249,496
Hertz Corp. (The), 4.00% (LIBOR01M+350bps), 6/30/28 (c)	84,142	84,156
Hertz Corp. (The), 4.00% (LIBOR01M+350bps), 6/30/28 (c)	15,858	15,860
Holley Purchaser, Inc., Initial Term Loan, First Lien, 5.13% (LIBOR03M+500bps), 10/26/25 (c)	393,473	393,639
Jo-Ann Stores LLC, 5.50% (LIBOR03M+475bps), 6/30/28 (c)	250,000	242,750
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 5.75% (LIBOR03M+475bps), 12/15/24 (c)	248,750	250,462
LifeScan Global Corp., Initial Term Loan, First Lien, 6.15% (LIBOR03M+600bps), 10/1/24 (c)	412,500	408,717
Medline Industries, Inc., Bridge Term, First Lien, 8/4/22 (d)(e)	487,179	487,179
Medline Industries, Inc., Bridge, First Lien, 8/4/22 (d)(e)	512,821	512,821
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 2/25/28 (c)	399,000	398,856
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (c)	75,000	75,107
Phoenix Newco, Inc., 8/11/28 (d)(e)	400,000	400,752
SIWF Holdings, Inc., Initial Term Loan, Second Lien, 8.58% (LIBOR01M+850bps), 5/26/26 (c)	500,000	500,000
Spectacle Gary Holdings LLC, Closing Date Term Loan, First Lien, 11.00% (LIBOR01M+900bps), 12/23/25 (c)	233,108	253,069
Spectacle Gary Holdings LLC, Delayed Draw Term Loan Commitment, First Lien, 11.00% (LIBOR01M+900bps), 12/23/25 (c)	16,892	18,338
Standard Aero Ltd., 2020 SPCFD Refi Term B-2 Loans, First Lien, 3.65% (LIBOR03M+350bps), 4/8/26 (c)	120,322	117,578
Sunset Debt Merger Sub, Inc., 9/17/28 (d)(e)	400,000	396,752
The Michaels Cos., Inc., Term B Loans, First Lien, 5.00% (LIBOR01M+425bps), 4/15/28 (c)	300,000	300,135

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
United Airlines, Inc., Class B Term Loans, First Lien, 4.50% (LIBOR03M+375bps), 4/21/28 (c)	$174,563	$175,634
Victoria's Secret & Co., 3.75% (LIBOR03M+325bps), 8/2/28 (c)	100,000	99,625
Total Senior Secured Loans (Cost $6,732,683)		6,804,006

Corporate Bonds (65.4%)
Communication Services (10.1%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 11/15/21 @ 102.38	200,000	205,144
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (b)(f)	452,000	467,906
Entercom Media Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38 (f)	200,000	201,636
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (f)	250,000	245,803
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	350,000	373,891
Meredith Corp., 6.88%, 2/1/26, Callable 11/8/21 @ 103.44	250,000	258,612
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (f)	250,000	264,790
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (f)(g)	250,000	247,900
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75 (f)(g)	250,000	270,975
Univision Communications, Inc.
6.63%, 6/1/27, Callable 6/1/23 @ 103.31 (f)	500,000	542,290
4.50%, 5/1/29, Callable 5/1/24 @ 102.25 (f)	100,000	101,829
		3,180,776
Consumer Discretionary (16.2%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103 (f)	200,000	215,884
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (f)	250,000	262,760
Ambience Merger Sub, Inc., 7.13%, 7/15/29, Callable 7/15/24 @ 103.56 (f)	200,000	198,604
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94	400,000	419,108
Boyd Gaming Corp., 8.63%, 6/1/25, Callable 6/1/22 @ 104.31 (f)	300,000	324,750
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 10/15/21 @ 101.31 (f)	250,000	253,532
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (b)(f)(g)	500,000	220,545
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100 (g)	250,000	300,693
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (b)(f)	250,000	249,905
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13 (f)	200,000	199,972
Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94 (f)	150,000	155,553
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	250,000	298,862
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	250,000	271,922
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (f)	250,000	265,983
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81 (f)	200,000	202,218
5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (f)	400,000	404,008
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (f)	300,000	319,635
Tenneco, Inc.
5.00%, 7/15/26, Callable 11/8/21 @ 102.5 (b)	130,000	128,229
7.88%, 1/15/29, Callable 1/15/24 @ 103.94 (f)	70,000	78,177
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75 (f)(g)	300,000	345,684
		5,116,024

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (2.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (f)	$250,000	$266,162
B&G Foods, Inc., 5.25%, 4/1/25, Callable 11/15/21 @ 102.63	200,000	204,904
Simmons Foods, Inc./Simmons prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 3/1/29, Callable 3/1/24 @ 102.31 (f)	50,000	50,568
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (f)	200,000	203,532
		725,166
Energy (2.3%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (f)	50,000	51,619
Antero Resources Corp.
8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (f)	162,000	183,494
7.63%, 2/1/29, Callable 2/1/24 @ 103.81 (f)	100,000	111,746
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38 (f)	250,000	270,170
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	100,000	103,781
		720,810
Financials (7.4%):
AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44 (f)	150,000	152,087
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (f)	300,000	319,866
BCPE Ulysses Intermediate, Inc. PIK, 7.75%, 4/1/27, Callable 4/1/23 @ 102 (f)(h)	50,000	49,837
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (f)	200,000	209,130
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (f)	250,000	267,990
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (f)(g)	250,000	270,130
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/29, Callable 10/1/24 @ 101.94 (f)	400,000	399,000
5.25%, 10/1/29, Callable 10/1/24 @ 102.63 (f)	100,000	101,625
Swf Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25 (e)(f)	60,000	58,328
Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (b)(f)	200,000	191,590
White Capital Parent LLC PIK, 8.25%, 3/15/26, Callable 3/15/22 @ 102 (f)(h)	150,000	154,868
Wolverine Escrow LLC, 13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (b)(f)	250,000	164,437
		2,338,888
Health Care (6.4%):
Air Methods Corp., 8.00%, 5/15/25, Callable 11/8/21 @ 102 (f)(g)	250,000	239,210
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06 (f)	50,000	48,539
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (f)	148,000	158,552
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (f)(g)	300,000	322,305
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (f)	300,000	317,244
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (b)(f)	250,000	270,503
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 10/25/21 @ 101.59 (f)	350,000	337,991
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (f)	300,000	314,820
		2,009,164

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Industrials (12.7%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 11/8/21 @ 100 (b)(f)	$500,000	$476,985
American Airlines, Inc., 11.75%, 7/15/25 (f)	250,000	309,263
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26 (f)	125,000	131,366
5.75%, 4/20/29 (f)	150,000	161,657
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 11/8/21 @ 100 (b)(f)	250,000	250,607
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19 (f)	250,000	263,177
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (f)	200,000	206,774
Madison IAQ LLC
4.13%, 6/30/28, Callable 6/30/24 @ 102.06 (f)	200,000	199,920
5.88%, 6/30/29, Callable 6/30/24 @ 102.94 (f)	200,000	202,218
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (f)	250,000	272,025
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (f)	100,000	103,779
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75 (f)	500,000	509,855
SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06 (b)(f)	125,000	128,769
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ – (f)	250,000	249,063
Triumph Group, Inc., 6.25%, 9/15/24, Callable 11/8/21 @ 101.56 (f)	175,000	175,142
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25 (e)(f)	100,000	99,965
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (f)	250,000	276,897
		4,017,462
Information Technology (1.5%):
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (f)	250,000	280,965
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25, Callable 11/8/21 @ 103.75 (f)	200,000	208,156
		489,121
Materials (5.8%):
Allegheny Technologies, Inc.
4.88%, 10/1/29, Callable 10/1/24 @ 102.44	100,000	100,277
5.13%, 10/1/31, Callable 10/1/26 @ 102.56	100,000	100,755
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (f)	250,000	254,655
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06 (b)(f)	200,000	209,762
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 7/15/25, Callable 7/15/22 @ 103.25 (f)	150,000	160,560
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (f)	400,000	418,620
Midas Opco Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81 (f)	250,000	258,890
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 11/8/21 @ 101.56 (f)	330,000	335,844
		1,839,363
Real Estate (0.7%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 2/15/22 @ 103.75 (f)	200,000	209,648
Total Corporate Bonds (Cost $19,930,971)		20,646,422

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Yankee Dollars (6.5%)
Consumer Discretionary (0.7%):
1011778 BC ULC/New Red Finance, Inc., 4.38%, 1/15/28, Callable 11/15/22 @ 102.19 (f)	$220,000	$223,311

Energy (0.7%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25 (f)	200,000	214,508

Health Care (1.0%):
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 11/8/21 @ 102.04 (f)	313,000	319,701

Industrials (2.3%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 10/19/21 @ 102.5 (f)(g)	300,000	307,503
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (b)(f)	400,000	414,728
		722,231
Information Technology (0.7%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88 (f)	200,000	205,216

Materials (1.1%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 11/8/21 @ 103.88 (f)(g)	250,000	255,523
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56 (f)	100,000	100,895
		356,418
Total Yankee Dollars (Cost $1,986,932)		2,041,385

Collateral for Securities Loaned^ (9.6%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (i)	56,930	56,930
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (i)	1,687,229	1,687,229
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (i)	28,411	28,411
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (i)	226,540	226,540
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (i)	1,018,568	1,018,568
Total Collateral for Securities Loaned (Cost $3,017,678)		3,017,678
Total Investments (Cost $31,947,047) — 104.1%		32,848,511
Liabilities in excess of other assets — (4.1)%		(1,301,967)
NET ASSETS - 100.00%		$31,546,544

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.
(d)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(e)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $19,921,629 and amounted to 63.1% of net assets.
(g)	All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(h)	All of the coupon is paid in kind.
(i)	Rate disclosed is the daily yield on September 30, 2021.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PIK—Payment-in-Kind
PLC—Public Limited Company
ULC—Unlimited Liability Co.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (3.1%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 9/18/22 @ 100 (a)	$156,321	$156,501
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 11/15/23 @ 100	2,487,000	2,486,103
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 7/16/24 @ 100	2,218,000	2,212,615
JPMorgan Chase Bank, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 11/25/24 @ 100 (b)	1,750,000	1,750,549
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (a)(b)	6,080,000	6,090,817
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 3/15/24 @ 100 (b)	3,001,000	3,012,512
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 4/15/25 @ 100 (b)	3,162,000	3,167,085
Total Asset-Backed Securities (Cost $18,852,605)		18,876,182

Collateralized Mortgage Obligations (0.8%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	2,590,000	2,663,384
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 1/15/53, Callable 2/15/30 @ 100	2,241,000	2,352,940
Total Collateralized Mortgage Obligations (Cost $4,972,206)		5,016,324

Preferred Stocks (4.6%)
Financials (2.0%):
AMG Capital Trust II, 10/15/37, 5.15%	57,470	3,312,151
Bank of America Corp., Series L, 7.25% (c)	2,568	3,704,135
KKR & Co., Inc., Series C, 9/15/23, 6.00% (d)	23,207	1,833,585
Wells Fargo & Co., Series L, 7.50% (c)(d)	2,285	3,386,370
		12,236,241
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (d)	349	566,207

Industrials (0.5%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (d)	28,302	2,978,503

Utilities (2.0%):
American Electric Power Co., Inc., 8/15/23, 6.13%	15,205	755,993
CenterPoint Energy, Inc., 9/15/29, 4.57%	8,930	588,844
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	28,460	2,764,320
DTE Energy Co., 11/1/22, 6.25%	41,640	2,092,826
NextEra Energy, Inc., 3/1/23, 5.28%	67,460	3,437,762
NiSource, Inc., 3/1/24, 7.75%	1,950	201,727
The Southern Co., Series 2019, 8/1/22, 6.75%	46,025	2,347,735
		12,189,207
Total Preferred Stocks (Cost $27,486,773)		27,970,158

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (54.4%)
Communication Services (2.6%):
Alphabet, Inc., 2.05%, 8/15/50, Callable 2/15/50 @ 100	$1,446,000	$1,263,312
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	1,140,000	1,290,355
1.65%, 2/1/28, Callable 12/1/27 @ 100	919,000	910,554
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	2,433,000	3,084,898
CenturyLink, Inc., 6.75%, 12/1/23	962,000	1,055,737
Comcast Corp.
3.45%, 2/1/50, Callable 8/1/49 @ 100	1,346,000	1,430,179
2.80%, 1/15/51, Callable 7/15/50 @ 100	1,166,000	1,101,987
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (b)	1,190,000	1,196,188
Verizon Communications, Inc.
3.38%, 2/15/25 (a)	1,017,000	1,098,543
3.55%, 3/22/51, Callable 9/22/50 @ 100 (a)	3,390,000	3,569,365
		16,001,118
Consumer Discretionary (8.5%):
Amazon.com, Inc., 2.10%, 5/12/31, Callable 2/12/31 @ 100 (a)(d)	7,115,000	7,206,641
Booking Holdings, Inc., 0.75%, 5/1/25	2,765,000	4,058,052
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100 (a)	5,960,000	6,242,862
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81 (d)	1,118,000	1,203,952
Expedia Group, Inc.
3.60%, 12/15/23, Callable 11/15/23 @ 100	1,712,000	1,811,947
2/15/26 (b)(d)	2,760,000	2,978,702
Ford Motor Co., 3/15/26 (b)	885,000	954,897
General Motors Co., 4.88%, 10/2/23 (a)	1,976,000	2,135,147
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	936,000	1,002,681
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	1,115,000	1,153,144
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	994,000	1,063,878
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100 (d)	1,781,000	2,067,794
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	2,784,000	2,961,564
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	587,000	665,376
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	856,000	861,556
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	2,026,000	2,405,733
NVR, Inc.
3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,375,000	2,432,190
3.00%, 5/15/30, Callable 11/15/29 @ 100	2,303,000	2,406,451
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100 (d)	2,051,000	2,378,914
Ross Stores, Inc.
3.38%, 9/15/24, Callable 6/15/24 @ 100	1,220,000	1,291,675
0.88%, 4/15/26, Callable 3/15/26 @ 100	1,552,000	1,524,002
Whirlpool Corp., 2.40%, 5/15/31, Callable 2/15/31 @ 100	1,625,000	1,626,381
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	1,478,000	1,490,282
		51,923,821
Consumer Staples (2.5%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (b)	3,126,000	3,124,218
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	898,000	1,006,766
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	1,686,000	1,936,169
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	620,000	629,715
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	1,000,000	1,239,430
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100	2,863,000	2,817,879
Molson Coors Beverage Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	793,000	877,645
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100 (d)	1,835,000	2,194,091
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	1,271,000	1,677,415
		15,503,328

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Energy (3.9%):
Chevron USA, Inc., 3.85%, 1/15/28, Callable 10/15/27 @ 100	$2,725,000	$3,077,506
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	2,084,000	2,157,794
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100 (d)	1,196,000	1,581,889
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	737,000	771,013
HollyFrontier Corp., 2.63%, 10/1/23	2,069,000	2,136,967
Marathon Oil Corp., 6.60%, 10/1/37	2,476,000	3,285,454
Phillips 66 Partners LP, 4.90%, 10/1/46, Callable 4/1/46 @ 100	2,090,000	2,486,745
Pioneer Natural Resources Co.
0.25%, 5/15/25	2,485,000	4,010,616
1.90%, 8/15/30, Callable 5/15/30 @ 100	1,976,000	1,889,708
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	2,215,000	2,264,217
		23,661,909
Financials (12.6%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,633,137
4.75%, 1/15/49, Callable 7/15/48 @ 100	341,000	446,195
Alleghany Corp.
3.63%, 5/15/30, Callable 2/15/30 @ 100	965,000	1,058,962
3.25%, 8/15/51, Callable 2/15/51 @ 100	1,557,000	1,535,544
Ares Capital Corp., 4.63%, 3/1/24	3,170,000	3,508,588
Bank of America Corp.
4.20%, 8/26/24, MTN (a)	1,400,000	1,531,264
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	1,775,000	1,915,935
Capital One Financial Corp.
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	1,935,000	2,075,520
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (e)	3,930,000	3,842,440
Cincinnati Financial Corp., 6.13%, 11/1/34	1,795,000	2,445,544
Citigroup, Inc.
3.88%, 3/26/25	929,000	1,009,479
4.60%, 3/9/26 (a)	873,000	986,822
4.45%, 9/29/27 (a)	1,000,000	1,137,310
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (d)(e)	813,000	929,617
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	1,165,000	1,186,226
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)(d)	5,053,000	5,389,479
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	2,510,000	2,635,776
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	966,000	1,020,733
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	2,094,000	2,076,348
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100 (a)(d)	3,400,000	3,641,060
5.60%, 7/15/41	980,000	1,359,809
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	2,555,000	2,752,323
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (b)	1,445,000	1,397,994
Morgan Stanley
4.88%, 11/1/22 (a)	2,718,000	2,847,676
3.75%, 2/25/23 (a)(d)	3,000,000	3,138,150
3.13%, 7/27/26, MTN (a)	5,500,000	5,919,485
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	976,000	1,057,359
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100	2,186,000	2,161,495
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	770,000	886,601
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	3,110,000	3,327,109
The Goldman Sachs Group, Inc., 5.75%, 1/24/22 (a)	2,750,000	2,796,805

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Wachovia Corp., 5.50%, 8/1/35 (a)	$1,000,000	$1,289,840
Wells Fargo & Co.
4.30%, 7/22/27, MTN (a)	3,553,000	4,032,300
4.90%, 11/17/45 (a)	890,000	1,120,448
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	2,000,000	2,079,060
		77,172,433
Health Care (7.2%):
AbbVie, Inc.
3.85%, 6/15/24, Callable 3/15/24 @ 100	3,000,000	3,226,680
3.20%, 11/21/29, Callable 8/21/29 @ 100	2,580,000	2,780,105
4.45%, 5/14/46, Callable 11/14/45 @ 100	1,278,000	1,536,987
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	2,355,000	2,822,750
Anthem, Inc.
2.38%, 1/15/25, Callable 12/15/24 @ 100	1,278,000	1,331,817
2.75%, 10/15/42	640,000	3,365,530
Baxter International, Inc., 3.50%, 8/15/46, Callable 2/15/46 @ 100 (d)	862,000	922,099
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (a)(d)	4,580,000	5,075,739
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	1,410,000	1,475,650
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	1,716,000	1,916,995
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (b)	2,186,000	2,185,300
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	1,234,000	1,269,021
Illumina, Inc., 8/15/23 (d)	2,555,000	2,987,842
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	1,213,000	1,127,544
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	3,228,000	3,680,340
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	1,328,000	1,225,863
Universal Health Services, Inc.
1.65%, 9/1/26, Callable 8/1/26 @ 100 (b)	3,623,000	3,602,168
2.65%, 10/15/30, Callable 7/15/30 @ 100 (b)	854,000	859,893
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (b)	730,000	745,622
Viatris, Inc., 4.00%, 6/22/50, Callable 12/22/49 @ 100 (b)	1,735,000	1,844,131
		43,982,076
Industrials (5.6%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	2,036,000	1,979,684
Air Lease Corp.
0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN	2,401,000	2,386,594
0.80%, 8/18/24, Callable 7/18/24 @ 100 (d)	1,340,000	1,330,875
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	1,635,000	1,721,540
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	2,465,000	2,562,860
Fortive Corp., 0.88%, 2/15/22	4,055,000	4,064,043
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100 (a)	3,720,000	4,155,500
Norfolk Southern Corp.
2.30%, 5/15/31, Callable 2/15/31 @ 100 (d)	2,139,000	2,159,598
2.90%, 8/25/51, Callable 2/25/51 @ 100	1,073,000	1,038,879
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	1,190,000	1,250,476
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	1,270,000	1,413,942
6.25%, 12/1/37	1,351,000	1,894,967
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)(d)	1,094,000	1,101,188
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	1,100,000	1,337,457
Southwest Airlines Co., 1.25%, 5/1/25	2,760,000	4,126,007
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)(d)	1,357,000	1,668,404
		34,192,014
Information Technology (5.9%):
Akamai Technologies, Inc., 0.13%, 5/1/25	1,165,000	1,414,275

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	$1,074,000	$1,397,553
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	3,175,000	3,367,595
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	1,300,000	1,519,128
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 (a)	2,969,000	3,239,416
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (d)	2,885,000	3,170,009
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100 (d)	1,991,000	2,151,256
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100 (a)	4,252,000	5,059,710
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (b)	729,000	764,510
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	1,345,000	1,377,926
ServiceNow, Inc., 6/1/22	43,000	198,048
Square, Inc., 0.25%, 11/1/27 (b)(d)	505,000	598,213
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	1,299,000	1,612,397
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100 (d)	2,488,000	2,151,473
Vishay Intertechnology, Inc., 2.25%, 6/15/25	975,000	1,004,230
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	3,174,000	3,239,734
Western Digital Corp., 1.50%, 2/1/24	3,972,000	4,006,517
		36,271,990
Materials (0.7%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)(d)	1,870,000	1,955,216
Nucor Corp., 2.00%, 6/1/25, Callable 5/1/25 @ 100	1,265,000	1,301,824
Southern Copper Corp., 5.25%, 11/8/42 (a)	850,000	1,057,434
		4,314,474
Real Estate (3.0%):
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100 (a)	5,523,000	5,688,138
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	910,000	965,783
Kite Realty Group LP, 0.75%, 4/1/27 (b)	1,670,000	1,663,520
Physicians Realty LP, 3.95%, 1/15/28, Callable 10/15/27 @ 100	1,180,000	1,295,192
Piedmont Operating Partnership LP, 3.15%, 8/15/30, Callable 5/15/30 @ 100	1,167,000	1,201,135
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	1,055,000	1,284,916
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100 (d)	3,006,000	3,180,438
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,230,000	1,376,382
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100 (d)	1,570,000	1,577,159
		18,232,663
Utilities (1.9%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	1,910,000	1,823,362
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	1,870,000	2,625,050
Nevada Power Co., 6.65%, 4/1/36 (a)	600,000	877,578
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	2,765,000	2,844,190
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	2,007,821
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,483,278
		11,661,279
Total Corporate Bonds (Cost $321,227,149)		332,917,105

Residential Mortgage-Backed Securities (0.2%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 2.73%, 10/25/33, Callable 10/25/21 @ 100 (a)(f)	656,817	656,818

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	September 30, 2021
	(Unaudited)

Security Description	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.41% (LIBOR01M+132bps), 10/25/32, Callable 10/25/21 @ 100 (e)	$607,964	$609,014
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 10/25/21 @ 100 (a)	16,289	11,589
Total Residential Mortgage-Backed Securities (Cost $1,274,758)		1,277,421

Yankee Dollars (8.6%)
Communication Services (0.4%):
Vodafone Group PLC, 5.25%, 5/30/48	1,718,000	2,225,978

Consumer Staples (3.0%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	5,438,000	5,852,451
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a)(b)	5,337,000	5,505,062
Suntory Holdings Ltd.
2.55%, 6/28/22, Callable 5/28/22 @ 100 (a)(b)	4,966,000	5,033,538
2.25%, 10/16/24, Callable 9/16/24 @ 100 (b)	1,600,000	1,656,448
		18,047,499
Energy (0.9%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	1,255,000	1,291,546
Ecopetrol SA, 5.88%, 9/18/23 (a)	2,780,000	2,992,642
Statoil ASA, 3.95%, 5/15/43	930,000	1,072,606
		5,356,794
Financials (1.8%):
Barclays Bank PLC
2/4/25 (a)	1,030,000	1,508,940
2/18/25	595,000	660,248
Enel Finance International NV, 1.38%, 7/12/26, Callable 6/12/26 @ 100 (b)	2,000,000	1,986,840
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (b)	1,720,000	2,269,746
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b)(d)	665,000	758,319
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	2,500,000	2,661,100
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	1,431,000	1,457,159
		11,302,352
Industrials (0.9%):
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	1,385,000	1,369,737
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	1,250,000	1,450,662
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	1,525,000	1,597,773
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	1,343,000	1,366,691
		5,784,863
Materials (1.5%):
Anglo American Capital PLC
2.88%, 3/17/31, Callable 12/17/30 @ 100 (b)	2,500,000	2,512,775
3.95%, 9/10/50, Callable 3/10/50 @ 100 (b)	1,710,000	1,826,143
Fresnillo PLC, 4.25%, 10/2/50, Callable 4/2/50 @ 100 (b)	800,000	834,176
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	723,000	967,092
Teck Resources Ltd., 3.90%, 7/15/30, Callable 4/15/30 @ 100 (d)	1,745,000	1,895,227

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	September 30, 2021
	(Unaudited)

Security Description	Principal Amount	Value
Vale Overseas Ltd., 6.25%, 8/10/26	$1,184,000	$1,403,727
		9,439,140
Utilities (0.1%):
Iberdrola International BV, 6.75%, 9/15/33	373,000	512,181
Total Yankee Dollars (Cost $50,877,852)		52,668,807

U.S. Government Mortgage-Backed Agencies (18.9%)
Federal Home Loan Bank
1.00%, 9/30/26	6,245,000	6,233,259
Series 2, 1.10%, 9/30/26	6,200,000	6,199,132
		12,432,391
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 7/1/39 (a)	1,213,283	1,378,787
Series 4763, Class VC, 4.00%, 4/15/29	471,818	474,605
Series 4395, Class PA, 2.50%, 4/15/37 (a)	1,631,840	1,696,553
7.00%, 9/1/38 (a)	23,539	28,016
Series 4290, Class CA, 3.50%, 12/15/38 - 10/15/40 (a)	4,398,120	4,607,664
4.50%, 1/1/41 - 12/1/45 (a)	4,288,640	4,781,312
Series 4444, Class CH, 3.00%, 1/15/41 (a)	54,054	54,763
2.50%, 7/1/50	2,076,552	2,140,963
2.00%, 3/1/51 (a)	5,841,334	5,862,724
		21,025,387
Federal National Mortgage Association
5.00%, 4/1/23 - 12/1/39 (a)	674,385	766,403
7.50%, 12/1/29 (a)	27,394	32,000
8.00%, 1/1/30 - 9/1/30 (a)	13,461	15,774
8.00%, 6/1/30	497	592
7.00%, 2/1/32 - 6/1/32 (a)	25,153	30,155
Series 2005-19, Class PB, 5.50%, 3/25/35 - 2/1/39	4,803,975	5,471,062
2.16% (LIBOR12M+166bps), 12/1/36 (a)(e)	90,250	92,854
6.00%, 2/1/37 (a)	1,679,980	1,958,987
5.50%, 1/1/38 - 12/1/38 (a)	422,480	484,261
4.50%, 12/1/38 - 6/1/40 (a)	3,959,698	4,254,570
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (a)	2,266,502	2,326,852
3.50%, 8/1/39 - 12/25/50 (a)	12,230,801	12,886,931
3.00%, 6/1/40 - 2/1/47 (a)	20,610,300	21,862,241
Series 2013-31, Class PA, 2.50%, 2/25/43	1,113,535	1,145,229
4.00%, 11/1/43 - 10/1/48 (a)	11,996,769	13,195,767
3.00%, 9/1/46 - 2/25/49	3,878,324	4,077,775
4.00%, 3/1/47 - 6/1/49	1,599,536	1,724,336
4.50%, 5/1/50	563,155	612,824
2.00%, 3/1/51 (a)	10,548,239	10,615,430
		81,554,043
Government National Mortgage Association
6.00%, 10/15/32 - 12/15/33 (a)	73,277	84,660
Series 2014-42, Class AD, 2.50%, 7/16/41	209,638	215,664
		300,324
Total U.S. Government Mortgage-Backed Agencies (Cost $112,855,364)		115,312,145

U.S. Treasury Obligations (6.6%)
U.S. Treasury Bonds
2.88%, 5/15/43 (a)	945,000	1,084,387

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	September 30, 2021
	(Unaudited)

Security Description	Shares or Principal Amount	Value
1.25%, 5/15/50 (a)	$15,344,000	$12,555,708
U.S. Treasury Notes
0.25%, 3/15/24 (a)	9,722,000	9,690,100
0.75%, 4/30/26	11,848,000	11,758,214
1.63%, 5/15/31	4,999,000	5,058,363
Total U.S. Treasury Obligations (Cost $40,011,502)		40,146,772

Collateral for Securities Loaned^ (3.7%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (g)	427,951	427,951
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (g)	12,683,127	12,683,127
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (g)	213,569	213,569
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (g)	1,702,932	1,702,932
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (g)	7,656,713	7,656,713
Total Collateral for Securities Loaned (Cost $22,684,292)		22,684,292
Total Investments (Cost $600,242,501) — 100.9%		616,869,206
Liabilities in excess of other assets — (0.9)%		(5,457,055)
NET ASSETS - 100.00%		$611,412,151

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $73,880,458 and amounted to 12.1% of net assets.
(c)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d)	All or a portion of this security is on loan.
(e)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.
(f)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2021.
(g)	Rate disclosed is the daily yield on September 30, 2021.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	75	12/31/21	$16,513,692	$16,504,102	$(9,590)
5-Year U.S. Treasury Note Futures	410	12/31/21	50,581,308	50,324,297	(257,011)
Japanese Yen Futures	107	12/13/21	12,037,502	12,012,088	(25,414)
Ultra Long Term U.S. Treasury Bond Futures	68	12/21/21	13,467,151	12,992,250	(474,901)
					$(766,916)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	275	12/21/21	$36,687,063	$36,192,578	$494,485
British Pound Futures	130	12/13/21	11,166,999	10,948,438	218,561
Canadian Dollar Futures	117	12/14/21	9,217,259	9,241,830	(24,571)
Mexican Peso Currency Futures	260	12/13/21	6,434,997	6,238,700	196,297
					$884,772

	Total unrealized appreciation				$909,343
	Total unrealized depreciation				(791,487)
	Total net unrealized appreciation (depreciation)				$117,856

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index; Series 36	1.00%	6/20/26	Quarterly	0.48%	$36,000,000	$873,813	$895,367	$(21,554)
						$873,813	$895,367	$(21,554)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond VIP Series	September 30, 2021
	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (5.4%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 9/18/22 @ 100 (a)	$437,700	$438,202
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable 2/18/24 @ 100	1,815,000	1,818,797
GM Financial Automobile Leasing Trust, Series 2021-1, Class C, 0.70%, 2/20/25, Callable 8/20/23 @ 100	1,164,000	1,161,138
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 7/16/24 @ 100	951,000	948,691
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 11/25/24 @ 100 (b)	1,200,000	1,201,099
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 2/17/26, Callable 8/15/23 @ 100 (a)	1,164,000	1,168,248
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, 6/15/26, Callable 5/15/24 @ 100	1,400,000	1,404,440
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, 9/15/27, Callable 2/15/25 @ 100	1,023,000	1,024,740
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (a)(b)	2,366,000	2,370,209
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 3/15/24 @ 100 (b)	1,295,000	1,299,968
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 4/15/25 @ 100 (b)	1,348,000	1,350,168
Total Asset-Backed Securities (Cost $14,162,292)		14,185,700

Collateralized Mortgage Obligations (1.6%)
Galaxy CLO Ltd., Series 2017-24A, Class A, 1.25% (LIBOR03M+112bps), 1/15/31, Callable 10/15/21 @ 100 (a)(b)(c)	1,000,000	1,000,188
Steele Creek CLO Ltd., Series 2017-1A, Class A, 1.38% (LIBOR03M+125bps), 1/15/30, Callable 10/15/21 @ 100 (a)(b)(c)	2,175,000	2,170,495
Voya CLO Ltd., Series 2017-4A, Class A1, 1.26% (LIBOR03M+113bps), 10/15/30, Callable 10/15/21 @ 100 (a)(b)(c)	1,000,000	999,500
Total Collateralized Mortgage Obligations (Cost $4,175,000)		4,170,183

Preferred Stocks (3.0%)
Financials (1.3%):
AMG Capital Trust II, 10/15/37, 5.15%	15,675	903,392
Bank of America Corp., Series L, 7.25% (d)	730	1,052,967
KKR & Co., Inc., Series C, 9/15/23, 6.00% (e)	8,083	638,638
Wells Fargo & Co., Series L, 7.50% (d)	610	904,020
		3,499,017
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (e)	149	241,733

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Industrials (0.3%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (e)	8,720	$917,693

Utilities (1.3%):
American Electric Power Co., Inc., 8/15/23, 6.13%	4,295	213,547
CenterPoint Energy, Inc., 9/15/29, 4.57%	3,690	243,319
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	7,395	718,276
DTE Energy Co., 11/1/22, 6.25%	11,370	571,456
NextEra Energy, Inc., 3/1/23, 5.28%	15,600	794,976
NiSource, Inc., 3/1/24, 7.75%	815	84,312
The Southern Co., Series 2019, 8/1/22, 6.75%	12,740	649,868
		3,275,754
Total Preferred Stocks (Cost $7,701,773)		7,934,197

Corporate Bonds (53.7%)
Communication Services (3.6%):
AT&T, Inc., 1.70%, 3/25/26, Callable 3/25/23 @ 100	$3,500,000	3,545,325
CenturyLink, Inc., 6.75%, 12/1/23	402,000	441,171
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/1/24, Callable 1/1/24 @ 100	504,000	545,162
Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100 (a)(e)	2,182,000	2,334,347
Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	1,412,000	1,514,511
Verizon Communications, Inc.
3.38%, 2/15/25 (a)	325,000	351,059
1.22% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(c)	719,000	738,190
		9,469,765
Consumer Discretionary (8.2%):
Amazon.com, Inc., 1.00%, 5/12/26, Callable 4/12/26 @ 100 (e)	2,780,000	2,777,192
Aptiv Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100	1,628,000	1,748,716
AutoZone, Inc., 3.13%, 4/18/24, Callable 3/18/24 @ 100	2,682,000	2,836,215
Booking Holdings, Inc., 0.75%, 5/1/25 (e)	760,000	1,115,414
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (a)	3,006,000	3,143,795
Expedia Group, Inc.
3.60%, 12/15/23, Callable 11/15/23 @ 100	980,000	1,037,212
2/15/26 (b)(e)	780,000	841,807
Ford Motor Co., 3/15/26 (b)	325,000	350,669
General Motors Co., 4.88%, 10/2/23 (a)	1,191,000	1,286,923
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	536,000	554,337
Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @ 100 (e)	1,138,000	1,235,106
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	1,225,000	1,303,130
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,985,000	3,056,879
		21,287,395
Consumer Staples (2.6%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (b)	2,296,000	2,294,691
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	295,000	330,730
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	795,000	807,457
Constellation Brands, Inc., 4.25%, 5/1/23 (a)(e)	954,000	1,009,132
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	638,000	674,411
Tyson Foods, Inc.
3.90%, 9/28/23, Callable 8/28/23 @ 100 (a)	400,000	425,704

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
3.95%, 8/15/24, Callable 5/15/24 @ 100	$1,130,000	$1,220,434
		6,762,559
Energy (3.0%):
Boardwalk Pipelines LP, 3.38%, 2/1/23, Callable 11/1/22 @ 100	400,000	411,196
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	732,000	757,920
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	310,000	324,307
HollyFrontier Corp., 2.63%, 10/1/23	929,000	959,518
Pioneer Natural Resources Co.
0.55%, 5/15/23	1,280,000	1,281,011
0.25%, 5/15/25	785,000	1,266,935
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	925,000	945,554
Valero Energy Corp.
2.70%, 4/15/23 (a)(e)	1,001,000	1,033,352
1.20%, 3/15/24	980,000	989,094
		7,968,887
Financials (11.3%):
Ares Capital Corp., 4.63%, 3/1/24	945,000	1,045,935
Bank of America Corp., 4.20%, 8/26/24, MTN (a)	2,551,000	2,790,182
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	627,000	672,533
Citigroup, Inc., 1.18% (LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a)(c)	1,500,000	1,501,275
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 11/8/21 @ 102.88 (a)(b)	808,000	833,137
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	1,880,000	1,914,254
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	731,000	779,677
Ford Motor Credit Co. LLC, 3.10%, 5/4/23 (a)	1,500,000	1,525,770
General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	2,451,000	2,674,114
Harley-Davidson Financial Services, Inc., 3.35%, 2/15/23, Callable 1/15/23 @ 100 (b)(e)	1,512,000	1,561,321
JPMorgan Chase & Co., 2.30% (SOFR+116bps), 10/15/25, Callable 10/15/24 @ 100 (c)	3,934,000	4,079,165
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	1,005,000	1,082,616
Morgan Stanley
4.88%, 11/1/22 (a)	918,000	961,798
0.53% (SOFR+46bps), 1/25/24, Callable 1/25/23 @ 100 (c)	3,425,000	3,426,952
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	330,000	379,972
The Bank of New York Mellon Corp., 0.75%, 1/28/26, MTN, Callable 12/28/25 @ 100 (e)	1,085,000	1,069,669
The Goldman Sachs Group, Inc., 1.88% (LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a)(c)	1,500,000	1,579,710
Wells Fargo & Co., 0.81% (SOFR+51bps), 5/19/25, MTN, Callable 5/19/24 @ 100 (c)	700,000	701,876
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	910,000	919,246
		29,499,202
Health Care (6.0%):
AbbVie, Inc., 3.85%, 6/15/24, Callable 3/15/24 @ 100	3,455,000	3,716,060
Anthem, Inc., 2.75%, 10/15/42	120,000	631,037
Biogen, Inc., 3.63%, 9/15/22	925,000	954,332
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	588,000	615,377
HCA, Inc., 5.00%, 3/15/24 (e)	2,521,000	2,765,083
Humana, Inc.
3.15%, 12/1/22, Callable 9/1/22 @ 100 (a)	921,000	944,439

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	$515,000	$529,616
Illumina, Inc., 8/15/23 (e)	745,000	871,210
Mylan, Inc., 3.13%, 1/15/23 (b)	2,521,000	2,603,840
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100 (b)	1,554,000	1,545,065
Upjohn, Inc., 1.13%, 6/22/22 (b)	475,000	477,517
		15,653,576
Industrials (4.9%):
Air Lease Corp., 0.70%, 2/15/24, MTN, Callable 1/15/24 @ 100	3,385,000	3,364,690
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	1,025,000	1,065,693
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 11/8/21 @ 104.31 (a)	1,000,000	1,046,310
Fortive Corp., 0.88%, 2/15/22	1,180,000	1,182,631
Roper Technologies, Inc., 0.45%, 8/15/22	981,000	982,727
Sensata Technologies BV, 5.63%, 11/1/24 (a)(b)	785,000	868,555
Southwest Airlines Co.
4.75%, 5/4/23 (e)	1,973,000	2,100,377
1.25%, 5/1/25	895,000	1,337,962
Waste Management, Inc., 2.40%, 5/15/23, Callable 3/15/23 @ 100 (a)	782,000	804,866
		12,753,811
Information Technology (6.1%):
Akamai Technologies, Inc., 0.13%, 5/1/25	415,000	503,798
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	2,520,000	2,672,863
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 (a)	1,334,000	1,455,501
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (e)	945,000	1,038,357
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	504,000	556,356
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	842,000	881,262
Maxim Integrated Products, Inc., 3.38%, 3/15/23	809,000	836,910
Micron Technology, Inc., 2.50%, 4/24/23 (e)	2,521,000	2,595,319
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5 (b)	608,000	624,787
PayPal Holdings, Inc., 2.20%, 9/26/22 (a)	1,710,000	1,743,413
Seagate HDD Cayman, 4.88%, 3/1/24, Callable 1/1/24 @ 100	1,000,000	1,077,620
ServiceNow, Inc., 6/1/22	20,000	92,115
Square, Inc., 0.25%, 11/1/27 (b)(e)	215,000	254,685
Vishay Intertechnology, Inc., 2.25%, 6/15/25	250,000	257,495
Western Digital Corp., 1.50%, 2/1/24	1,265,000	1,275,993
		15,866,474
Materials (3.1%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	780,000	815,545
Graphic Packaging International LLC, 0.82%, 4/15/24, Callable 3/15/24 @ 100 (b)	2,022,000	2,008,736
Nucor Corp., 4.13%, 9/15/22, Callable 6/15/22 @ 100 (a)(e)	1,527,000	1,568,015
Packaging Corp. of America, 4.50%, 11/1/23	1,064,000	1,139,991
Southern Copper Corp., 3.88%, 4/23/25	2,352,000	2,552,837
		8,085,124
Real Estate (2.6%):
American Tower Corp., 3.00%, 6/15/23 (a)	1,000,000	1,041,700
Brandywine Operating Partnership LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	750,000	778,627
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24, Callable 10/15/24 @ 100 (e)	954,000	999,668
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	602,000	638,903
Kite Realty Group LP, 0.75%, 4/1/27 (b)	550,000	547,866

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100 (a)	$1,680,000	$1,738,397
Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	250,000	256,530
Weingarten Realty Investors
3.38%, 10/15/22, Callable 7/15/22 @ 100 (a)	300,000	306,855
3.50%, 4/15/23, Callable 1/15/23 @ 100	505,000	523,634
		6,832,180
Utilities (2.3%):
Ameren Corp., 2.50%, 9/15/24, Callable 8/15/24 @ 100 (e)	597,000	623,829
Exelon Corp.
6/1/22, Callable 5/1/22 @ 100 (a)(c)	2,117,000	2,154,047
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	541,000	589,593
NextEra Energy Capital Holdings, Inc.
2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	1,345,000	1,383,521
0.65%, 3/1/23	1,186,000	1,190,412
		5,941,402
Total Corporate Bonds (Cost $137,494,466)		140,120,375

Residential Mortgage-Backed Securities (1.6%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 2.73%, 10/25/33, Callable 10/25/21 @ 100 (a)(f)	278,348	278,348
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 10/31/33 (a)	2,312	2,424
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 2.53%, 11/25/34, Callable 10/25/21 @ 100 (a)(f)	206,144	206,144
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 10/25/21 @ 100 (a)	1,070	761
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 10/25/21 @ 100 (a)	1,564	1,552
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.89%, 10/25/29, Callable 6/25/23 @ 100 (a)(b)(f)	836,727	848,325
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 12/25/23 @ 100 (a)(b)(f)	870,254	882,069
Madison Park Funding Ltd., Series 2007-4A, Class AR, 1.33% (LIBOR03M+120bps), 7/29/30, Callable 10/29/21 @ 100 (a)(b)(c)	1,750,000	1,750,804
Residential Asset Securities Corp., Series 2005-KS1, Class M1, 0.76% (LIBOR01M+68bps), 2/25/35, Callable 10/25/21 @ 100 (a)(c)	123,835	123,756
Total Residential Mortgage-Backed Securities (Cost $4,072,267)		4,094,183

Yankee Dollars (9.7%)
Communication Services (0.2%):
SES SA, 3.60%, 4/4/23 (b)(e)	510,000	530,298

Consumer Discretionary (0.9%):
Stellantis NV, 5.25%, 4/15/23	2,211,000	2,363,227

Consumer Staples (3.5%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	2,303,000	2,478,521
Heineken NV, 3.40%, 4/1/22 (b)	1,420,000	1,441,612

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a)(b)	$2,202,000	$2,271,341
Pernod Ricard SA, 4.25%, 7/15/22 (a)(b)(e)	767,000	789,918
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a)(b)	2,080,000	2,108,288
		9,089,680
Energy (1.3%):
Canadian Natural Resources Ltd.
2.95%, 1/15/23, Callable 12/15/22 @ 100	1,170,000	1,204,070
3.80%, 4/15/24, Callable 1/15/24 @ 100 (e)	1,201,000	1,279,029
Ecopetrol SA, 5.88%, 9/18/23 (a)	776,000	835,356
		3,318,455
Financials (1.7%):
Barclays Bank PLC
2/4/25 (a)(e)	300,000	439,497
2/18/25	265,000	294,060
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	3,470,000	3,693,607
		4,427,164
Industrials (0.7%):
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	1,100,000	1,087,878
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	651,000	662,484
		1,750,362
Materials (1.2%):
Anglo American Capital PLC, 3.63%, 9/11/24 (b)	2,984,000	3,202,757

Utilities (0.2%):
Enel Generacion Chile SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100 (e)	615,000	656,273
Total Yankee Dollars (Cost $25,141,593)		25,338,216

U.S. Government Mortgage-Backed Agencies (4.1%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (a)	423,772	481,701
5.50%, 10/25/23 (a)	1,529	1,579
Series 4207, Class JD, 1.50%, 5/15/28 (a)	1,194,790	1,210,615
7.00%, 9/1/38 (a)	2,002	2,383
Series 4320, Class AP, 3.50%, 7/15/39 (a)	488,965	517,943
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (a)	2,706,661	2,747,989
Series 4444, Class CH, 3.00%, 1/15/41 (a)	551,353	558,583
Series 4049, Class AB, 2.75%, 12/15/41 (a)	116,039	117,609
		5,638,402
Federal National Mortgage Association
Series 2010-156, Class DY, 3.50%, 1/25/26 - 3/25/44 (a)	667,710	692,211
6.00%, 2/1/37 (a)	643,624	750,516
Series 2013-33, Class UD, 2.50%, 4/25/39 (a)	273,147	276,678
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	1,070,272	1,130,753
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	135,526	137,167
5.00%, 2/1/41 - 10/1/41 (a)	1,751,249	1,991,920
		4,979,245
Total U.S. Government Mortgage-Backed Agencies (Cost $10,356,004)		10,617,647

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (18.4%)
U.S. Treasury Notes
0.38%, 3/31/22 (a)	$356,000	$356,556
0.13%, 4/15/22 (a)	8,196,814	8,311,220
0.13%, 6/30/22 (a)	7,598,000	7,600,968
0.13%, 7/15/23	23,403,000	23,355,463
0.13%, 10/15/23	2,127,000	2,119,689
0.13%, 2/15/24	6,451,000	6,415,217
Total U.S. Treasury Obligations (Cost $48,087,009)		48,159,113

Collateral for Securities Loaned^ (3.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (g)	185,443	185,443
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (g)	5,495,945	5,495,945
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (g)	92,545	92,545
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (g)	737,927	737,927
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (g)	3,317,863	3,317,863
Total Collateral for Securities Loaned (Cost $9,829,723)		9,829,723
Total Investments (Cost $261,020,127) — 101.3%		264,449,337
Liabilities in excess of other assets — (1.3)%		(3,444,225)
NET ASSETS - 100.00%		$261,005,112

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $47,585,846 and amounted to 18.2% of net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e)	All or a portion of this security is on loan.
(f)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2021.
(g)	Rate disclosed is the daily yield on September 30, 2021.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Japanese Yen Futures	46	12/13/21	$5,175,000	$5,164,075	$(10,925)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	14	12/21/21	$1,867,705	$1,842,531	$25,174
5-Year U.S. Treasury Note Futures	110	12/31/21	13,588,061	13,501,641	86,420
British Pound Futures	55	12/13/21	4,724,499	4,632,031	92,468
Canadian Dollar Futures	50	12/14/21	3,938,999	3,949,500	(10,501)
Mexican Peso Currency Futures	111	12/13/21	2,747,249	2,663,445	83,804
Ultra Long Term U.S. Treasury Bond Futures	5	12/21/21	990,179	955,313	34,866
					$312,231

	Total unrealized appreciation				$322,732
	Total unrealized depreciation				(21,426)
	Total net unrealized appreciation (depreciation)				$301,306

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 36	5.00%	6/20/26	Quarterly	2.85%	$8,000,000	$739,314	$818,400	$(79,086)
CDX North America Investment Grade Index; Series 36	1.00%	6/20/26	Quarterly	0.48%	19,000,000	461,179	473,765	(12,586)
						$1,200,493	$1,292,165	$(91,672)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS International VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (98.4%)

Australia (6.1%):
Consumer Discretionary (1.1%):
Aristocrat Leisure Ltd.	50,567	$1,681,333

Financials (1.2%):
Macquarie Group Ltd.	13,879	1,792,741

Health Care (1.4%):
CSL Ltd.	10,167	2,123,761

Materials (1.4%):
BHP Group Ltd.	76,963	2,055,089

Real Estate (1.0%):
Scentre Group	675,847	1,438,149
		9,091,073
Belgium (1.0%):
Information Technology (1.0%):
Melexis NV	13,794	1,464,048

China (1.4%):
Communication Services (0.6%):
Tencent Holdings Ltd.	14,600	871,630

Consumer Discretionary (0.4%):
China Meidong Auto Holdings Ltd.	140,000	704,455

Financials (0.4%):
China Merchants Bank Co. Ltd., Class H	72,500	576,984
		2,153,069
Denmark (1.1%):
Consumer Staples (1.1%):
Royal Unibrew A/S	13,409	1,613,137

France (9.5%):
Consumer Discretionary (4.0%):
La Francaise des Jeux SAEM (a)	32,956	1,694,284
LVMH Moet Hennessy Louis Vuitton SE	5,853	4,191,745
		5,886,029
Energy (1.3%):
Gaztransport Et Technigaz SA	6,322	472,151
TotalEnergies SE	31,774	1,518,533
		1,990,684
Industrials (0.8%):
Safran SA	9,802	1,239,601

Information Technology (2.1%):
Capgemini SE	15,333	3,179,292

Materials (1.3%):
Arkema SA	14,581	1,922,500
		14,218,106
Germany (6.9%):
Consumer Discretionary (1.0%):
Volkswagen AG, Preference Shares	6,669	1,486,343

Financials (1.5%):
Allianz SE, Registered Shares	9,910	2,220,002

Industrials (2.3%):
Siemens AG, Registered Shares	21,060	3,443,934

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Information Technology (2.1%):
SAP SE	23,423	$3,167,059
		10,317,338
Hong Kong (3.3%):
Financials (2.0%):
AIA Group Ltd.	256,200	2,947,524

Real Estate (1.3%):
CK Asset Holdings Ltd.	350,000	2,019,486
		4,967,010
Italy (4.8%):
Energy (1.0%):
Snam SpA	282,027	1,559,938

Financials (1.0%):
Banca Generali SpA	33,538	1,465,601

Health Care (1.3%):
Recordati Industria Chimica e Farmaceutica SpA	32,840	1,903,145

Utilities (1.5%):
Enel SpA	285,852	2,193,689
		7,122,373
Japan (23.8%):
Communication Services (2.2%):
Capcom Co. Ltd.	54,900	1,525,664
Kakaku.com, Inc.	53,900	1,740,830
		3,266,494
Consumer Discretionary (4.4%):
Toyota Motor Corp.	261,500	4,659,874
ZOZO, Inc.	51,400	1,925,961
		6,585,835
Consumer Staples (1.2%):
Toyo Suisan Kaisha Ltd.	41,700	1,846,715

Financials (2.7%):
JAFCO Group Co. Ltd.	13,200	842,677
Mitsubishi UFJ Financial Group, Inc.	309,200	1,828,031
Tokio Marine Holdings, Inc.	25,700	1,377,834
		4,048,542
Health Care (3.5%):
Hoya Corp.	20,500	3,198,817
Shionogi & Co. Ltd.	28,800	1,971,031
		5,169,848
Industrials (5.0%):
en Japan, Inc.	30,700	1,109,161
Fuji Electric Co. Ltd.	58,800	2,676,102
Nippon Yusen KK	19,200	1,438,819
OKUMA Corp.	19,000	915,457
Sanwa Holdings Corp.	99,000	1,287,253
		7,426,792
Information Technology (3.1%):
Fujitsu Ltd.	13,700	2,476,070
Oracle Corp.	7,800	685,292
Ulvac, Inc.	27,000	1,537,659
		4,699,021
Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd.	33,800	1,235,596

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Utilities (0.9%):
Chubu Electric Power Co., Inc.	113,700	$1,343,972
		35,622,815
Netherlands (5.2%):
Communication Services (1.0%):
Koninklijke KPN NV	496,149	1,561,058

Financials (1.7%):
ING Groep NV	169,528	2,464,362

Industrials (1.3%):
Wolters Kluwer NV	18,274	1,936,727

Information Technology (1.2%):
ASM International NV	4,486	1,756,570
		7,718,717
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd.	48,621	1,069,061

Norway (1.7%):
Energy (0.6%):
Aker BP ASA	26,564	861,355

Financials (1.1%):
SpareBank 1 SMN	114,640	1,698,185
		2,559,540
Spain (2.5%):
Communication Services (1.3%):
Telefonica SA	399,796	1,875,828

Financials (1.2%):
Banco Bilbao Vizcaya Argentaria SA	272,980	1,801,599
		3,677,427
Sweden (1.8%):
Industrials (1.8%):
Atlas Copco AB, Class B	53,001	2,694,877

Switzerland (13.0%):
Consumer Staples (4.8%):
Coca-Cola HBC AG	37,203	1,198,659
Nestle SA, Registered Shares	49,805	6,001,974
		7,200,633
Financials (2.2%):
Partners Group Holding AG	1,049	1,637,374
UBS Group AG	100,367	1,602,278
		3,239,652
Health Care (4.9%):
Novartis AG, Registered Shares	31,333	2,569,695
Roche Holding AG	13,227	4,828,235
		7,397,930
Industrials (1.1%):
Adecco Group AG	32,370	1,622,183
		19,460,398
United Kingdom (15.6%):
Communication Services (0.8%):
ITV PLC (b)	868,322	1,241,666

Consumer Discretionary (1.1%):
Next PLC	15,078	1,658,348

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Staples (3.0%):
Diageo PLC	60,995	$2,952,636
Imperial Brands PLC	70,636	1,477,250
		4,429,886
Energy (2.5%):
BP PLC	362,799	1,652,252
Royal Dutch Shell PLC, Class A	93,310	2,074,830
		3,727,082
Financials (2.6%):
Close Brothers Group PLC	56,145	1,165,970
Intermediate Capital Group PLC	45,490	1,245,453
Legal & General Group PLC	382,272	1,436,017
		3,847,440
Health Care (0.6%):
CVS Group PLC	28,874	937,625

Industrials (1.5%):
Ashtead Group PLC	30,024	2,269,280

Materials (3.5%):
Croda International PLC	18,693	2,141,474
Evraz PLC	91,447	725,433
Rio Tinto PLC	34,577	2,266,260
		5,133,167
		23,244,494
Total Common Stocks (Cost $112,888,589)		146,993,483

Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF	1,927	150,325
Total Exchange-Traded Funds (Cost $139,450)		150,325
Total Investments (Cost $113,028,039) — 98.5%		147,143,808
Other assets in excess of liabilities — 1.5%		2,200,042
NET ASSETS - 100.00%		$149,343,850

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $1,694,284 and amounted to 1.1% of net assets.
(b)	Non-income producing security.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Large Cap Alpha VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (98.0%)
Communication Services (5.2%):
Alphabet, Inc., Class A (a)	6,985	$18,674,537
Facebook, Inc., Class A (a)	83,760	28,427,307
		47,101,844
Consumer Discretionary (5.4%):
Dollar Tree, Inc. (a)	156,730	15,002,196
General Motors Co. (a)	237,050	12,494,906
Las Vegas Sands Corp. (a)	138,640	5,074,224
LKQ Corp. (a)	324,670	16,337,394
		48,908,720
Consumer Staples (7.8%):
Keurig Dr Pepper, Inc.	955,930	32,654,569
Lamb Weston Holdings, Inc.	174,880	10,732,385
Mondelez International, Inc., Class A	468,210	27,240,458
		70,627,412
Energy (6.0%):
Enterprise Products Partners LP	742,320	16,063,805
Hess Corp.	159,650	12,470,262
Pioneer Natural Resources Co.	80,630	13,425,701
Valero Energy Corp.	177,430	12,521,235
		54,481,003
Financials (24.8%):
Aflac, Inc.	362,470	18,895,561
Bank of America Corp.	395,130	16,773,269
Cboe Global Markets, Inc.	256,890	31,818,395
Citigroup, Inc.	209,040	14,670,427
Comerica, Inc.	446,390	35,934,395
Discover Financial Services	146,620	18,012,267
JPMorgan Chase & Co.	122,590	20,066,757
KeyCorp (b)	979,460	21,175,925
RenaissanceRe Holdings Ltd.	59,650	8,315,210
U.S. Bancorp	491,590	29,220,110
Voya Financial, Inc.	186,380	11,441,868
		226,324,184
Health Care (15.4%):
AbbVie, Inc.	149,810	16,160,005
Cigna Corp.	110,950	22,207,752
Humana, Inc.	76,370	29,719,385
Johnson & Johnson	78,660	12,703,590
Medtronic PLC	245,660	30,793,481
Quest Diagnostics, Inc.	90,680	13,176,711
UnitedHealth Group, Inc.	40,865	15,967,590
		140,728,514
Industrials (10.2%):
3M Co.	48,290	8,471,032
Eaton Corp. PLC	83,460	12,461,412
Johnson Controls International PLC	190,990	13,002,599
L3Harris Technologies, Inc.	43,140	9,501,154
Parker-Hannifin Corp.	42,320	11,833,518
Raytheon Technologies Corp.	136,981	11,774,887
Sensata Technologies Holding PLC (a)	236,010	12,914,467
Union Pacific Corp.	68,590	13,444,326
		93,403,395

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Large Cap Alpha VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Information Technology (9.3%):
Euronet Worldwide, Inc. (a)	189,400	$24,106,832
Fidelity National Information Services, Inc. (b)	230,940	28,100,779
FleetCor Technologies, Inc. (a)	81,390	21,264,766
Leidos Holdings, Inc.	113,900	10,949,207
		84,421,584
Materials (4.9%):
Freeport-McMoRan, Inc.	298,070	9,696,217
Sealed Air Corp.	460,810	25,247,780
Vale SA, ADR	715,290	9,978,296
		44,922,293
Real Estate (2.5%):
Host Hotels & Resorts, Inc. (a)	1,386,080	22,634,686

Utilities (6.5%):
Exelon Corp.	472,090	22,820,830
FirstEnergy Corp.	296,740	10,569,879
Vistra Corp.	1,529,370	26,152,227
		59,542,936
Total Common Stocks (Cost $706,624,916)		893,096,571

Collateral for Securities Loaned^ (0.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (c)	118,836	118,836
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	3,521,924	3,521,924
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	59,305	59,305
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	472,880	472,880
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	2,126,160	2,126,160
Total Collateral for Securities Loaned (Cost $6,299,105)		6,299,105
Total Investments (Cost $712,924,021) — 98.7%		899,395,676
Other assets in excess of liabilities — 1.3%		11,693,762
NET ASSETS - 100.00%		$911,089,438

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt
LP—Limited Partnership
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Small Cap Growth Equity VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.9%)
Biotechnology (12.4%):
Apellis Pharmaceuticals, Inc. (a)	29,340	$967,046
Beam Therapeutics, Inc. (a)(b)	15,360	1,336,474
CytomX Therapeutics, Inc. (a)	76,520	389,487
DermTech, Inc. (a)(b)	16,820	540,090
Editas Medicine, Inc. (a)(b)	24,690	1,014,265
Equillium, Inc. (a)	74,127	505,546
Fate Therapeutics, Inc. (a)	20,130	1,193,105
Generation Bio Co. (a)	29,180	731,543
Intellia Therapeutics, Inc. (a)	14,090	1,890,174
MacroGenics, Inc. (a)	43,010	900,629
Opthea Ltd., ADR (a)	36,160	289,642
ORIC Pharmaceuticals, Inc. (a)(b)	33,680	704,249
Replimune Group, Inc. (a)	19,180	568,495
Rubius Therapeutics, Inc. (a)(b)	41,530	742,556
Scholar Rock Holding Corp. (a)(b)	22,220	733,704
SpringWorks Therapeutics, Inc. (a)	17,660	1,120,350
Twist Bioscience Corp. (a)(b)	9,580	1,024,773
		14,652,128
Communication Services (3.3%):
Bandwidth, Inc., Class A (a)	23,610	2,131,511
Vonage Holdings Corp. (a)	55,576	895,885
ZipRecruiter, Inc. (a)	30,730	848,148
		3,875,544
Communications Equipment (1.1%):
Viavi Solutions, Inc. (a)	79,450	1,250,543

Consumer Discretionary (12.0%):
Acushnet Holdings Corp.	13,870	647,729
Bally's Corp. (a)(b)	15,080	756,111
Canada Goose Holdings, Inc. (a)(b)	26,930	960,593
Crocs, Inc. (a)	8,210	1,177,971
Fox Factory Holding Corp. (a)	13,660	1,974,416
Meritage Homes Corp. (a)	12,370	1,199,890
Papa John's International, Inc.	9,000	1,142,910
Planet Fitness, Inc., Class A (a)	460	36,133
Porch Group, Inc. (a)(b)	51,640	912,995
Skyline Champion Corp. (a)	22,180	1,332,131
Steven Madden Ltd.	34,160	1,371,866
Wingstop, Inc. (b)	10,010	1,640,939
YETI Holdings, Inc. (a)	12,650	1,083,979
		14,237,663
Consumer Staples (6.3%):
BJ's Wholesale Club Holdings, Inc. (a)	24,660	1,354,327
Celsius Holdings, Inc. (a)	12,730	1,146,846
elf Beauty, Inc. (a)	66,690	1,937,344
Freshpet, Inc. (a)	16,340	2,331,555
Lancaster Colony Corp. (b)	3,730	629,661
		7,399,733
Financials (7.3%):
Focus Financial Partners, Inc., Class A (a)	30,480	1,596,238
Green Dot Corp., Class A (a)	15,580	784,141
Open Lending Corp., Class A (a)	33,900	1,222,773
PRA Group, Inc. (a)	30,350	1,278,949
PROG Holdings, Inc. (b)	35,310	1,483,373

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Equity VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Walker & Dunlop, Inc.	19,850	$2,252,975
		8,618,449
Health Care Equipment & Supplies (3.6%):
Axonics, Inc. (a)(b)	10,100	657,409
CONMED Corp.	5,990	783,672
CryoPort, Inc. (a)(b)	25,830	1,717,953
Nevro Corp. (a)	9,210	1,071,860
		4,230,894
Health Care Providers & Services (3.7%):
HealthEquity, Inc. (a)	27,350	1,771,186
LHC Group, Inc. (a)	8,160	1,280,386
Surgery Partners, Inc. (a)	30,650	1,297,721
		4,349,293
Health Care Technology (4.1%):
Definitive Healthcare Corp. (a)(b)	140	5,996
Health Catalyst, Inc. (a)(b)	30,916	1,546,109
Inspire Medical Systems, Inc. (a)	7,850	1,828,108
Omnicell, Inc. (a)	9,950	1,476,879
		4,857,092
Industrials (13.4%):
Advanced Drainage Systems, Inc.	12,180	1,317,511
Arcosa, Inc.	28,680	1,438,876
Chart Industries, Inc. (a)	6,190	1,182,971
Driven Brands Holdings, Inc. (a)	29,660	856,877
ESCO Technologies, Inc.	2,110	162,470
Evoqua Water Technologies Corp. (a)	54,080	2,031,245
Herc Holdings, Inc.	840	137,306
John Bean Technologies Corp. (b)	8,090	1,137,050
Kornit Digital Ltd. (a)	4,560	660,014
Saia, Inc. (a)	11,540	2,746,866
Simpson Manufacturing Co., Inc.	14,040	1,501,859
SiteOne Landscape Supply, Inc. (a)	6,890	1,374,348
SPX Flow, Inc.	8,190	598,689
The AZEK Co., Inc. (a)	20,610	752,883
		15,898,965
IT Services (6.3%):
DigitalOcean Holdings, Inc. (a)(b)	33,490	2,599,829
Paya Holdings, Inc. (a)	79,910	868,622
Paymentus Holdings, Inc., Class A (a)(b)	26,520	653,453
Shift4 Payments, Inc., Class A (a)	7,420	575,198
Wix.com Ltd. (a)	6,020	1,179,739
WNS Holdings Ltd., ADR (a)	20,006	1,636,491
		7,513,332
Life Sciences Tools & Services (1.3%):
NeoGenomics, Inc. (a)	8,140	392,674
NeoGenomics, Inc. PIPE (c)(d)	8,129	386,290
Quanterix Corp. (a)	16,170	805,104
		1,584,068
Materials (2.0%):
Kronos Bio, Inc. (a)(b)	29,330	614,757
Summit Materials, Inc., Class A (a)(b)	53,600	1,713,592
		2,328,349
Pharmaceuticals (1.1%):
Compass Pathways PLC, ADR (a)	20,910	624,582

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Equity VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
PMV Pharmaceuticals, Inc. (a)(b)	24,560	$731,888
		1,356,470
Real Estate (0.5%):
National Storage Affiliates Trust	12,190	643,510

Semiconductors & Semiconductor Equipment (9.6%):
Advanced Energy Industries, Inc.	23,090	2,026,147
Lattice Semiconductor Corp. (a)	45,980	2,972,607
MACOM Technology Solutions Holdings, Inc. (a)	49,350	3,201,335
Silicon Laboratories, Inc. (a)	12,220	1,712,755
SiTime Corp. (a)	7,160	1,461,857
		11,374,701
Software (11.9%):
ACI Worldwide, Inc. (a)	47,690	1,465,514
Avaya Holdings Corp. (a)(b)	163,700	3,239,623
Everbridge, Inc. (a)	11,690	1,765,658
Q2 Holdings, Inc. (a)	13,610	1,090,705
Smartsheet, Inc., Class A (a)	18,050	1,242,201
Telos Corp. (a)	52,750	1,499,155
Varonis Systems, Inc. (a)	61,400	3,736,190
		14,039,046
Total Common Stocks (Cost $96,731,548)		118,209,780

Collateral for Securities Loaned^ (11.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (e)	257,827	257,827
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (e)	7,641,177	7,641,177
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	128,668	128,668
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	1,025,962	1,025,962
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	4,612,924	4,612,924
Total Collateral for Securities Loaned (Cost $13,666,558)		13,666,558
Total Investments (Cost $110,398,106) — 111.4%		131,876,338
Liabilities in excess of other assets — (11.4)%		(13,477,790)
NET ASSETS - 100.00%		$118,398,548

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.3% of net assets.
(d)	Restricted security that is not registered under the Securities Act of 1933.
(e)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt
PIPE—Private Investment in Public Equity
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory 500 Index VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (11.4%):
Activision Blizzard, Inc.	2,136	$165,305
Alphabet, Inc., Class C (a)	915	2,438,759
Alphabet, Inc., Class A (a)	800	2,138,816
AMC Entertainment Holdings, Inc. (a)(b)	1,488	56,633
AT&T, Inc.	20,703	559,188
Charter Communications, Inc., Class A (a)	359	261,194
Comcast Corp., Class A	12,748	712,996
DISH Network Corp., Class A (a)	644	27,988
Electronic Arts, Inc.	825	117,356
Endeavor Group Holdings, Inc., Class A (a)(b)	63	1,806
Facebook, Inc., Class A (a)	6,383	2,166,326
Fox Corp., Class A	967	38,786
Fox Corp., Class B	453	16,815
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	285	13,444
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	619	29,384
Live Nation Entertainment, Inc. (a)	368	33,536
Match Group, Inc. (a)	752	118,057
Netflix, Inc. (a)	1,256	766,587
Omnicom Group, Inc.	609	44,128
Pinterest, Inc., Class A (a)	275	14,011
ROBLOX Corp., Class A (a)	608	45,935
Sirius XM Holdings, Inc. (b)	2,720	16,592
Snap, Inc., Class A (a)	3,359	248,129
Take-Two Interactive Software, Inc. (a)	334	51,459
The Walt Disney Co. (a)	4,714	797,468
T-Mobile U.S., Inc. (a)	1,828	233,545
Twitter, Inc. (a)	2,265	136,783
Verizon Communications, Inc.	11,752	634,726
ViacomCBS, Inc., Class A	29	1,220
ViacomCBS, Inc., Class B	1,478	58,396
Warner Music Group Corp., Class A	236	10,087
Zillow Group, Inc., Class A (a)	182	16,122
Zillow Group, Inc., Class C (a)(b)	516	45,480
ZoomInfo Technologies, Inc., Class A (a)	143	8,750
		12,025,807
Communications Equipment (0.9%):
Arista Networks, Inc. (a)	183	62,886
Cisco Systems, Inc.	12,220	665,135
Motorola Solutions, Inc.	486	112,907
Palo Alto Networks, Inc. (a)	273	130,767
Ubiquiti, Inc. (b)	19	5,675
		977,370
Consumer Discretionary (12.2%):
Airbnb, Inc., Class A (a)	170	28,518
Amazon.com, Inc. (a)	1,329	4,365,818
AutoZone, Inc. (a)	62	105,275
Bath & Body Works, Inc.	711	44,814
Best Buy Co., Inc.	638	67,443
Booking Holdings, Inc. (a)	119	282,491
Burlington Stores, Inc. (a)	159	45,088
Caesars Entertainment, Inc. (a)	541	60,744
CarMax, Inc. (a)	467	59,757
Carnival Corp. (a)	2,556	63,926
Carvana Co. (a)	32	9,649
Chewy, Inc., Class A (a)(b)	152	10,353
Chipotle Mexican Grill, Inc. (a)	79	143,584

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
D.R. Horton, Inc.	951	$79,855
Darden Restaurants, Inc.	310	46,956
Dollar General Corp.	620	131,527
Dollar Tree, Inc. (a)	652	62,409
Domino's Pizza, Inc.	97	46,265
Doordash, Inc., Class A (a)(b)	103	21,216
DraftKings, Inc., Class A (a)(b)	2,064	99,402
eBay, Inc.	1,885	131,328
Etsy, Inc. (a)	336	69,875
Expedia Group, Inc. (a)	386	63,265
Ford Motor Co. (a)	11,170	158,167
GameStop Corp., Class A (a)(b)	183	32,111
General Motors Co. (a)	3,899	205,516
Genuine Parts Co.	407	49,341
Hilton Worldwide Holdings, Inc. (a)	740	97,761
Las Vegas Sands Corp. (a)	1,003	36,710
Lennar Corp., Class A	704	65,951
Lennar Corp., Class B	48	3,724
LKQ Corp. (a)	850	42,772
Lowe's Cos., Inc.	1,944	394,360
Lucid Group, Inc. (a)	1,779	45,151
Marriott International, Inc., Class A (a)	885	131,060
McDonald's Corp.	1,983	478,121
MGM Resorts International	1,294	55,836
NIKE, Inc., Class B	3,709	538,658
NVR, Inc. (a)	10	47,941
O'Reilly Automotive, Inc. (a)	200	122,212
Peloton Interactive, Inc., Class A (a)	127	11,055
Pool Corp.	115	49,957
Roku, Inc. (a)	62	19,428
Ross Stores, Inc.	927	100,904
Royal Caribbean Cruises Ltd. (a)	552	49,100
Starbucks Corp.	3,347	369,208
Target Corp.	1,405	321,422
Tesla, Inc. (a)	2,508	1,944,904
The Home Depot, Inc.	3,060	1,004,476
The TJX Cos., Inc.	3,487	230,072
Tractor Supply Co.	328	66,456
Ulta Beauty, Inc. (a)	158	57,025
VF Corp.	923	61,832
Wayfair, Inc., Class A (a)(b)	136	34,749
Yum! Brands, Inc.	740	90,509
		12,956,047
Consumer Staples (5.7%):
Altria Group, Inc.	5,235	238,297
Archer-Daniels-Midland Co.	1,451	87,074
Brown-Forman Corp., Class B	760	50,928
Church & Dwight Co., Inc.	712	58,790
Colgate-Palmolive Co.	2,369	179,049
Conagra Brands, Inc.	1,290	43,692
Constellation Brands, Inc., Class A	486	102,395
Costco Wholesale Corp.	1,241	557,643
General Mills, Inc.	1,758	105,164
Hormel Foods Corp.	877	35,957
Kellogg Co.	791	50,561
Keurig Dr Pepper, Inc.	2,336	79,798
Kimberly-Clark Corp.	976	129,261
McCormick & Co., Inc.	571	46,268
Mondelez International, Inc., Class A	3,968	230,858
Monster Beverage Corp. (a)	1,065	94,604

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
PepsiCo, Inc.	4,008	$602,843
Philip Morris International, Inc.	4,519	428,356
Sysco Corp.	1,454	114,139
The Clorox Co.	352	58,295
The Coca-Cola Co.	11,999	629,588
The Estee Lauder Cos., Inc.	587	176,059
The Hershey Co.	402	68,038
The Kraft Heinz Co.	2,091	76,991
The Kroger Co.	1,939	78,394
The Procter & Gamble Co.	6,890	963,222
Tyson Foods, Inc., Class A	713	56,284
Walgreens Boots Alliance, Inc.	2,191	103,087
Walmart, Inc.	4,447	619,823
		6,065,458
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp., Class A	1,588	116,289
CDW Corp.	399	72,626
Cognex Corp.	496	39,789
Corning, Inc.	2,372	86,555
Keysight Technologies, Inc. (a)	528	86,745
Trimble, Inc. (a)	714	58,727
Zebra Technologies Corp. (a)	153	78,859
		539,590
Energy (2.7%):
Baker Hughes Co.	1,972	48,768
Cheniere Energy, Inc. (a)	735	71,787
Chevron Corp.	5,549	562,946
ConocoPhillips	3,883	263,151
Devon Energy Corp.	1,839	65,303
EOG Resources, Inc.	1,426	114,465
Exxon Mobil Corp.	11,888	699,252
Halliburton Co.	2,526	54,612
Hess Corp.	737	57,567
Kinder Morgan, Inc.	6,152	102,923
Marathon Petroleum Corp.	1,831	113,174
Occidental Petroleum Corp.	2,707	80,073
ONEOK, Inc.	1,265	73,357
Phillips 66	1,270	88,938
Pioneer Natural Resources Co.	655	109,064
Schlumberger NV	4,055	120,190
The Williams Cos., Inc.	3,523	91,387
Valero Energy Corp.	1,173	82,779
		2,799,736
Financials (11.9%):
Aflac, Inc.	1,883	98,161
Ally Financial, Inc.	1,001	51,101
American Express Co.	1,964	329,029
American International Group, Inc.	2,401	131,791
Ameriprise Financial, Inc.	326	86,103
Arch Capital Group Ltd. (a)	991	37,836
Ares Management Corp., Class A	582	42,969
Arthur J. Gallagher & Co.	593	88,149
Bank of America Corp.	22,602	959,455
Berkshire Hathaway, Inc., Class B (a)	6,346	1,732,077
Berkshire Hathaway, Inc., Class A (a)	1	411,379
BlackRock, Inc.	418	350,560
Blackstone, Inc.	1,989	231,400
Brown & Brown, Inc.	670	37,151

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Capital One Financial Corp.	1,280	$207,322
Cincinnati Financial Corp.	413	47,173
Citigroup, Inc.	5,753	403,746
Citizens Financial Group, Inc.	1,222	57,410
CME Group, Inc.	822	158,958
Coinbase Global, Inc., Class A (a)(b)	579	131,711
Discover Financial Services	850	104,422
Fifth Third Bancorp	1,834	77,835
First Republic Bank	505	97,404
Franklin Resources, Inc.	906	26,926
Huntington Bancshares, Inc.	4,236	65,489
Intercontinental Exchange, Inc.	1,633	187,501
JPMorgan Chase & Co.	8,482	1,388,419
KeyCorp	2,540	54,915
M&T Bank Corp.	365	54,509
Markel Corp. (a)	38	45,415
MarketAxess Holdings, Inc.	99	41,648
Marsh & McLennan Cos., Inc.	1,438	217,756
MetLife, Inc.	2,223	137,226
Moody's Corp.	494	175,424
Morgan Stanley	4,400	428,164
MSCI, Inc.	239	145,393
Nasdaq, Inc.	332	64,083
Northern Trust Corp.	604	65,117
Principal Financial Group, Inc.	672	43,277
Prudential Financial, Inc.	1,107	116,456
Raymond James Financial, Inc.	565	52,138
Regions Financial Corp.	2,739	58,368
Robinhood Markets, Inc., Class A (a)(b)	180	7,574
Rocket Cos., Inc., Class A (b)	303	4,860
S&P Global, Inc.	677	287,650
State Street Corp.	986	83,534
SVB Financial Group (a)	170	109,970
Synchrony Financial	1,478	72,245
T. Rowe Price Group, Inc.	651	128,052
The Allstate Corp.	857	109,105
The Bank of New York Mellon Corp.	2,424	125,660
The Carlyle Group, Inc.	638	30,165
The Charles Schwab Corp.	5,134	373,961
The Goldman Sachs Group, Inc.	985	372,360
The Hartford Financial Services Group, Inc.	1,007	70,742
The PNC Financial Services Group, Inc.	1,219	238,485
The Progressive Corp.	1,697	153,392
The Travelers Cos., Inc.	670	101,847
Tradeweb Markets, Inc., Class A	128	10,340
Truist Financial Corp.	3,830	224,629
U.S. Bancorp	4,118	244,774
Upstart Holdings, Inc. (a)	185	58,541
Wells Fargo & Co.	11,782	546,803
		12,596,055
Health Care (13.0%):
10X Genomics, Inc., Class A (a)	34	4,950
Abbott Laboratories	5,141	607,306
AbbVie, Inc.	5,070	546,901
ABIOMED, Inc. (a)	121	39,388
Agilent Technologies, Inc.	805	126,812
Align Technology, Inc. (a)	227	151,053
Alnylam Pharmaceuticals, Inc. (a)	279	52,678
AmerisourceBergen Corp.	457	54,589
Amgen, Inc.	1,543	328,119

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Anthem, Inc.	707	$263,570
Avantor, Inc. (a)	1,569	64,172
Baxter International, Inc.	1,450	116,624
Becton, Dickinson & Co.	824	202,556
Biogen, Inc. (a)	382	108,102
BioMarin Pharmaceutical, Inc. (a)	437	33,776
Bio-Rad Laboratories, Inc., Class A (a)	55	41,027
Bio-Techne Corp.	109	52,818
Boston Scientific Corp. (a)	4,042	175,382
Bristol-Myers Squibb Co.	6,443	381,232
Catalent, Inc. (a)	433	57,619
Centene Corp. (a)	1,548	96,456
Cerner Corp.	857	60,436
Charles River Laboratories International, Inc. (a)	145	59,837
Cigna Corp.	965	193,154
CVS Health Corp.	3,625	307,618
Danaher Corp.	2,048	623,493
DexCom, Inc. (a)	263	143,824
Doximity, Inc., Class A (a)(b)	73	5,891
Edwards Lifesciences Corp. (a)	1,807	204,570
Elanco Animal Health, Inc. (a)	1,126	35,908
Eli Lilly & Co.	2,423	559,834
Exact Sciences Corp. (a)	430	41,044
Gilead Sciences, Inc.	3,215	224,568
HCA Healthcare, Inc.	704	170,875
Hologic, Inc. (a)	573	42,293
Horizon Therapeutics PLC (a)	648	70,982
Humana, Inc.	333	129,587
IDEXX Laboratories, Inc. (a)	244	151,744
Illumina, Inc. (a)	385	156,160
Incyte Corp. (a)	553	38,035
Insulet Corp. (a)	139	39,508
Intuitive Surgical, Inc. (a)	334	332,046
IQVIA Holdings, Inc. (a)	556	133,184
Johnson & Johnson	7,392	1,193,808
Laboratory Corp. of America Holdings (a)	280	78,803
McKesson Corp.	449	89,522
Merck & Co., Inc.	7,340	551,307
Mettler-Toledo International, Inc. (a)	62	85,396
Moderna, Inc. (a)	1,035	398,330
Molina Healthcare, Inc. (a)	137	37,169
Novavax, Inc. (a)(b)	214	44,364
PerkinElmer, Inc.	281	48,694
Pfizer, Inc.	16,257	699,214
PPD, Inc. (a)	365	17,078
Quest Diagnostics, Inc.	351	51,004
Regeneron Pharmaceuticals, Inc. (a)	195	118,010
Repligen Corp. (a)	143	41,326
ResMed, Inc.	391	103,048
Royalty Pharma PLC, Class A	241	8,710
Seagen, Inc. (a)	505	85,749
Stryker Corp.	1,013	267,148
Teladoc Health, Inc. (a)(b)	413	52,373
Teleflex, Inc.	119	44,809
The Cooper Cos., Inc.	131	54,144
Thermo Fisher Scientific, Inc.	1,141	651,888
UnitedHealth Group, Inc.	2,734	1,068,283
Veeva Systems, Inc., Class A (a)	298	85,875
Vertex Pharmaceuticals, Inc. (a)	705	127,880
Viatris, Inc.	3,507	47,520
Waters Corp. (a)	161	57,525

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	196	$83,210
Zimmer Biomet Holdings, Inc.	606	88,694
Zoetis, Inc.	1,374	266,748
		13,777,350
Industrials (7.8%):
3M Co.	1,678	294,355
AMETEK, Inc.	628	77,878
Carrier Global Corp.	2,172	112,423
Caterpillar, Inc.	1,537	295,058
Cintas Corp.	273	103,920
Copart, Inc. (a)	672	93,220
CoStar Group, Inc. (a)	1,073	92,342
CSX Corp.	5,918	176,001
Cummins, Inc.	416	93,417
Deere & Co.	861	288,495
Delta Air Lines, Inc. (a)	1,738	74,056
Dover Corp.	409	63,600
Eaton Corp. PLC	1,156	172,602
Emerson Electric Co.	1,679	158,162
Enphase Energy, Inc. (a)	382	57,289
Equifax, Inc.	327	82,868
Expeditors International of Washington, Inc.	477	56,825
Fastenal Co.	1,667	86,034
FedEx Corp.	707	155,038
Fortive Corp.	1,028	72,546
Generac Holdings, Inc. (a)	181	73,969
General Dynamics Corp.	717	140,554
General Electric Co.	2,881	296,829
HEICO Corp.	129	17,011
HEICO Corp., Class A	223	26,410
Honeywell International, Inc.	1,960	416,069
IDEX Corp.	218	45,115
Illinois Tool Works, Inc.	817	168,817
Ingersoll Rand, Inc. (a)	1,000	50,410
J.B. Hunt Transport Services, Inc.	238	39,798
Jacobs Engineering Group, Inc.	378	50,096
Johnson Controls International PLC	2,065	140,585
Kansas City Southern	261	70,637
L3Harris Technologies, Inc.	583	128,400
Lockheed Martin Corp.	803	277,115
Lyft, Inc., Class A (a)	113	6,056
Masco Corp.	717	39,829
Norfolk Southern Corp.	709	169,628
Northrop Grumman Corp.	450	162,068
Old Dominion Freight Line, Inc.	293	83,792
Otis Worldwide Corp.	1,211	99,641
PACCAR, Inc.	1,007	79,473
Parker-Hannifin Corp.	370	103,459
Raytheon Technologies Corp.	4,326	371,863
Republic Services, Inc.	641	76,959
Rockwell Automation, Inc.	336	98,797
Rollins, Inc.	826	29,183
Roper Technologies, Inc.	283	126,255
Southwest Airlines Co. (a)	1,625	83,574
Stanley Black & Decker, Inc.	448	78,539
Teledyne Technologies, Inc. (a)	117	50,261
Textron, Inc.	540	37,697
The Boeing Co. (a)	1,700	373,898
TransDigm Group, Inc. (a)	140	87,440
TransUnion	514	57,727

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Uber Technologies, Inc. (a)	5,349	$239,635
Union Pacific Corp.	1,831	358,894
United Parcel Service, Inc., Class B	1,969	358,555
United Rentals, Inc. (a)	210	73,695
Verisk Analytics, Inc.	468	93,726
W.W. Grainger, Inc.	145	56,994
Waste Management, Inc.	1,221	182,369
Westinghouse Air Brake Technologies Corp.	548	47,243
Xylem, Inc.	489	60,480
		8,235,674
IT Services (4.7%):
Affirm Holdings, Inc. (a)(b)	73	8,696
Akamai Technologies, Inc. (a)	467	48,843
Automatic Data Processing, Inc.	1,227	245,302
Broadridge Financial Solutions, Inc.	333	55,491
Cognizant Technology Solutions Corp., Class A	1,492	110,721
EPAM Systems, Inc. (a)	156	88,995
Fidelity National Information Services, Inc.	1,791	217,929
Fiserv, Inc. (a)	1,678	182,063
FleetCor Technologies, Inc. (a)	229	59,831
Gartner, Inc. (a)	243	73,843
Global Payments, Inc.	762	120,076
International Business Machines Corp.	2,544	353,438
Marqeta, Inc., Class A (a)(b)	148	3,274
Mastercard, Inc., Class A	2,563	891,104
MongoDB, Inc. (a)	5	2,358
Okta, Inc. (a)	109	25,870
Paychex, Inc.	923	103,791
PayPal Holdings, Inc. (a)	3,371	877,168
Snowflake, Inc., Class A (a)	90	27,219
Square, Inc., Class A (a)	699	167,648
Twilio, Inc., Class A (a)	215	68,596
VeriSign, Inc. (a)	283	58,018
Visa, Inc., Class A	5,103	1,136,693
		4,926,967
Materials (1.8%):
Air Products & Chemicals, Inc.	635	162,630
Albemarle Corp.	339	74,231
Avery Dennison Corp.	215	44,550
Ball Corp.	917	82,503
Celanese Corp.	322	48,506
Corteva, Inc.	2,129	89,588
Dow, Inc.	2,117	121,855
DuPont de Nemours, Inc.	1,501	102,053
Eastman Chemical Co.	356	35,863
Ecolab, Inc.	777	162,098
Freeport-McMoRan, Inc.	4,212	137,016
International Flavors & Fragrances, Inc.	684	91,464
International Paper Co.	978	54,690
Martin Marietta Materials, Inc.	168	57,402
Newmont Corp.	2,293	124,510
Nucor Corp.	762	75,049
PPG Industries, Inc.	688	98,391
Southern Copper Corp.	260	14,596
The Sherwin-Williams Co.	752	210,357
Vulcan Materials Co.	373	63,097
		1,850,449

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Real Estate (2.7%):
Alexandria Real Estate Equities, Inc.	428	$81,778
American Tower Corp.	1,320	350,341
AvalonBay Communities, Inc.	426	94,419
Boston Properties, Inc.	434	47,024
CBRE Group, Inc., Class A (a)	963	93,758
Crown Castle International Corp.	1,253	217,170
Digital Realty Trust, Inc.	863	124,660
Duke Realty Corp.	1,155	55,290
Equinix, Inc.	274	216,496
Equity LifeStyle Properties, Inc.	561	43,814
Equity Residential	1,052	85,128
Essex Property Trust, Inc.	199	63,628
Extra Space Storage, Inc.	408	68,540
Healthpeak Properties, Inc.	1,645	55,074
Invitation Homes, Inc.	1,760	67,461
Mid-America Apartment Communities, Inc.	354	66,109
Prologis, Inc.	2,256	282,970
Public Storage	481	142,905
Realty Income Corp.	1,117	72,449
SBA Communications Corp.	334	110,410
Simon Property Group, Inc.	933	121,262
Sun Communities, Inc.	354	65,525
UDR, Inc.	906	48,000
Ventas, Inc.	1,103	60,897
VICI Properties, Inc. (b)	2,085	59,235
Welltower, Inc. (b)	1,290	106,296
Weyerhaeuser Co.	2,037	72,456
		2,873,095
Semiconductors & Semiconductor Equipment (5.4%):
Advanced Micro Devices, Inc. (a)	3,517	361,899
Analog Devices, Inc.	1,527	255,742
Applied Materials, Inc.	2,618	337,015
Broadcom, Inc.	952	461,653
Entegris, Inc.	368	46,331
Intel Corp.	11,764	626,786
KLA Corp.	396	132,466
Lam Research Corp.	412	234,490
Marvell Technology, Inc.	2,036	122,791
Microchip Technology, Inc.	736	112,969
Micron Technology, Inc.	3,264	231,679
Monolithic Power Systems, Inc.	132	63,978
NVIDIA Corp.	7,074	1,465,450
ON Semiconductor Corp. (a)	1,209	55,336
Qorvo, Inc. (a)	319	53,334
QUALCOMM, Inc.	3,271	421,893
Skyworks Solutions, Inc.	474	78,106
Teradyne, Inc.	473	51,637
Texas Instruments, Inc.	2,677	514,546
Xilinx, Inc.	710	107,203
		5,735,304
Software (9.9%):
Adobe, Inc. (a)	1,381	795,069
ANSYS, Inc. (a)	253	86,134
AppLovin Corp., Class A (a)(b)	80	5,790
Autodesk, Inc. (a)	625	178,231
Avalara, Inc. (a)	248	43,343
Bentley Systems, Inc., Class B (b)	34	2,062
Bill.com Holdings, Inc. (a)	204	54,458

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Cadence Design Systems, Inc. (a)	803	$121,606
Ceridian HCM Holding, Inc. (a)	238	26,804
Cloudflare, Inc., Class A (a)	114	12,842
Coupa Software, Inc. (a)	197	43,178
Crowdstrike Holdings, Inc., Class A (a)	62	15,238
Datadog, Inc., Class A (a)	76	10,743
DocuSign, Inc. (a)	559	143,903
Dynatrace, Inc. (a)	607	43,079
Fortinet, Inc. (a)	374	109,223
HubSpot, Inc. (a)	125	84,511
Intuit, Inc.	767	413,804
Microsoft Corp.	21,102	5,949,076
NortonLifeLock, Inc.	1,473	37,267
Nuance Communications, Inc. (a)	902	49,646
Oracle Corp.	5,028	438,090
Palantir Technologies, Inc., Class A (a)	828	19,905
Paycom Software, Inc. (a)	158	78,328
Qualtrics International, Inc., Class A (a)	157	6,710
RingCentral, Inc., Class A (a)	214	46,545
salesforce.com, Inc. (a)	2,758	748,025
SentinelOne, Inc., Class A (a)(b)	110	5,893
ServiceNow, Inc. (a)	562	349,716
Splunk, Inc. (a)	455	65,843
SS&C Technologies Holdings, Inc.	686	47,608
Synopsys, Inc. (a)	438	131,142
The Trade Desk, Inc., Class A (a)	876	61,583
Tyler Technologies, Inc. (a)	116	53,203
Uipath, Inc., Class A (a)	77	4,051
Unity Software, Inc. (a)(b)	328	41,410
VMware, Inc., Class A (a)(b)	230	34,201
Workday, Inc., Class A (a)	285	71,219
Zoom Video Communications, Inc., Class A (a)	72	18,828
Zscaler, Inc. (a)	249	65,293
		10,513,600
Technology Hardware, Storage & Peripherals (6.7%):
Apple, Inc.	47,932	6,782,378
Dell Technologies, Inc., Class C (a)	630	65,545
Hewlett Packard Enterprise Co.	3,747	53,395
HP, Inc.	3,447	94,310
NetApp, Inc.	499	44,790
Western Digital Corp. (a)	895	50,514
		7,090,932
Utilities (2.2%):
Ameren Corp.	691	55,971
American Electric Power Co., Inc.	1,451	117,792
American Water Works Co., Inc.	526	88,915
Avangrid, Inc. (b)	213	10,352
CMS Energy Corp.	778	46,470
Consolidated Edison, Inc.	1,014	73,606
Dominion Energy, Inc.	2,339	170,794
DTE Energy Co.	461	51,498
Duke Energy Corp.	2,230	217,626
Edison International	1,089	60,407
Entergy Corp.	577	57,302
Evergy, Inc. (b)	665	41,363
Eversource Energy	913	74,647
Exelon Corp.	2,626	126,941
FirstEnergy Corp.	1,561	55,603
NextEra Energy, Inc.	5,688	446,622

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
PG&E Corp. (a)	4,181	$40,137
PPL Corp.	2,208	61,559
Public Service Enterprise Group, Inc.	1,451	88,366
Sempra Energy	780	98,670
The AES Corp.	1,566	35,752
The Southern Co.	3,070	190,248
WEC Energy Group, Inc.	838	73,911
Xcel Energy, Inc.	1,331	83,187
		2,367,739
Total Common Stocks (Cost $27,849,132)		105,331,173

Collateral for Securities Loaned^ (0.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (c)	16,203	16,203
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (c)	480,211	480,211
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	8,086	8,086
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	64,477	64,477
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	289,900	289,900
Total Collateral for Securities Loaned (Cost $858,877)		858,877
Total Investments (Cost $28,708,009) — 100.3%		106,190,050
Liabilities in excess of other assets — (0.3)%		(365,371)
NET ASSETS - 100.00%		$105,824,679

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	12/17/21	$662,738	$644,663	$(18,075)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(18,075)
	Total net unrealized appreciation (depreciation)				$(18,075)

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Sophus Emerging Markets VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Brazil (3.8%):
Consumer Discretionary (1.3%):
Lojas Quero Quero SA	38,500	$114,901
Petrobras Distribuidora SA	92,000	396,900
		511,801
Consumer Staples (1.0%):
Sendas Distribuidora SA	66,453	232,376
SLC Agricola SA	23,500	196,808
		429,184
Industrials (0.8%):
Randon SA Implementos e Participacoes, Preference Shares	77,800	168,320
SIMPAR SA	60,172	151,068
		319,388
Materials (0.7%):
Dexco SA	55,100	171,729
Vale SA	9,600	134,420
		306,149
		1,566,522
Canada (0.7%):
Energy (0.7%):
Parex Resources, Inc.	16,197	294,677

Chile (0.5%):
Financials (0.5%):
Banco de Chile	2,252,538	208,069
Banco de Credito e Inversiones SA	1	36
		208,105
China (28.4%):
Communication Services (6.5%):
Baidu, Inc., ADR (a)	2,458	377,918
NetEase, Inc., ADR	5,292	451,937
Tencent Holdings Ltd.	30,330	1,810,721
		2,640,576
Consumer Discretionary (6.4%):
Alibaba Group Holding Ltd., ADR (a)	8,045	1,191,062
Fuyao Glass Industry Group Co. Ltd., Class H (b)	40,400	214,893
JD.com, Inc., ADR (a)	7,158	517,094
Jiumaojiu International Holdings Ltd. (b)(c)	66,000	198,794
Meituan, Class B (a)(b)	10,200	325,609
Topsports International Holdings Ltd. (b)	156,000	177,175
		2,624,627
Consumer Staples (0.9%):
By-health Co. Ltd., Class A	41,100	179,686
China Feihe Ltd. (b)	112,000	188,785
		368,471
Energy (0.6%):
China Oilfield Services Ltd., Class H	240,000	227,135

Financials (2.6%):
China Merchants Bank Co. Ltd., Class H	82,000	652,589
Postal Savings Bank of China Co. Ltd., Class H (b)	582,000	400,112
		1,052,701
Health Care (2.9%):
Hygeia Healthcare Holdings Co. Ltd. (b)(c)	27,000	199,748
Pharmaron Beijing Co. Ltd., Class H (b)	11,200	267,195

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,200	$250,725
Wuxi Biologics Cayman, Inc. (a)(b)	29,395	476,811
		1,194,479
Industrials (2.3%):
Airtac International Group	7,000	217,804
China Railway Group Ltd., Class H	579,000	287,376
Luxshare Precision Industry Co. Ltd., Class A	30,900	169,534
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	311,000	277,140
		951,854
Information Technology (2.8%):
Chinasoft International Ltd.	236,000	416,819
WUS Printed Circuit Kunshan Co. Ltd., Class A	124,520	215,195
Xiaomi Corp., Class B (a)(b)	104,400	286,741
Yonyou Network Technology Co. Ltd., Class A	43,200	221,217
		1,139,972
Materials (2.2%):
China Hongqiao Group Ltd.	240,000	304,590
China Molybdenum Co. Ltd., Class H	366,000	225,967
Wanhua Chemical Group Co. Ltd., Class A	21,600	353,149
		883,706
Real Estate (0.4%):
Shimao Services Holdings Ltd. (b)	73,531	152,032

Utilities (0.8%):
China Longyuan Power Group Corp. Ltd., Class H	140,000	343,544
		11,579,097
Greece (1.0%):
Financials (0.5%):
National Bank of Greece SA (a)	74,547	207,550

Industrials (0.5%):
Mytilineos SA	12,734	206,852
		414,402
Hong Kong (3.2%):
Consumer Discretionary (1.1%):
Bosideng International Holdings Ltd.	362,000	256,045
JS Global Lifestyle Co. Ltd. (b)	81,500	188,568
		444,613

Financials (0.8%):
BOC Hong Kong Holdings Ltd.	107,000	322,446

Industrials (0.7%):
Pacific Basin Shipping Ltd.	632,000	292,523

Information Technology (0.6%):
ASM Pacific Technology Ltd.	21,400	233,616
		1,293,198
India (10.6%):
Consumer Discretionary (0.8%):
Balkrishna Industries Ltd.	9,877	335,743

Energy (1.1%):
Hindustan Petroleum Corp. Ltd.	106,565	429,614

Financials (2.0%):
Cholamandalam Investment & Finance Co. Ltd.	39,091	295,124
Federal Bank Ltd.	235,610	265,994
UTI Asset Management Co. Ltd.	18,408	263,963
		825,081

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Health Care (2.3%):
Apollo Hospitals Enterprise Ltd.	4,735	$284,978
Divi's Laboratories Ltd.	5,238	338,217
Dr Reddy's Laboratories Ltd.	4,763	312,476
		935,671
Information Technology (2.2%):
Infosys Ltd., ADR	40,945	911,026

Materials (2.2%):
Dalmia Bharat Ltd.	9,819	277,045
NMDC Ltd.	149,361	285,805
Tata Steel Ltd.	19,858	341,763
		904,613
		4,341,748
Isle of Man (0.0%):(d)
Real Estate (0.0%):
NEPI Rockcastle PLC	1	7

Korea, Republic Of (15.6%):
Communication Services (1.9%):
LG Uplus Corp.	29,358	369,363
NAVER Corp.	1,260	409,174
		778,537
Consumer Discretionary (0.7%):
Hanon Systems	21,875	286,746

Financials (3.2%):
DB Insurance Co. Ltd.	5,101	273,153
Hana Financial Group, Inc.	9,695	377,181
Samsung Securities Co. Ltd.	6,832	273,142
Woori Financial Group, Inc.	41,154	402,009
		1,325,485
Health Care (1.3%):
Hugel, Inc. (a)	1,076	155,747
InBody Co. Ltd.	5,489	117,244
Samsung Biologics Co. Ltd. (a)(b)	337	247,497
		520,488
Industrials (3.1%):
CJ Corp.	2,298	190,101
Hanwha Aerospace Co. Ltd.	7,616	319,386
Hyundai Engineering & Construction Co. Ltd.	4,981	213,297
LG Corp.	3,050	237,644
Samsung Engineering Co. Ltd. (a)	13,495	287,455
		1,247,883

Information Technology (4.7%):
Samsung Electronics Co. Ltd.	30,855	1,914,461

Materials (0.7%):
PI Advanced Materials Co. Ltd.	6,246	290,722
		6,364,322
Luxembourg (1.1%):
Materials (1.1%):
Ternium SA, ADR	10,036	424,523

Malaysia (1.3%):
Consumer Discretionary (0.7%):
MR DIY Group M Bhd (b)	292,400	271,562

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Financials (0.6%):
Public Bank Bhd	274,900	$266,969
		538,531
Mexico (3.6%):
Consumer Discretionary (0.6%):
Alsea SAB de CV (a)	107,485	216,716
Betterware de Mexico SAB de CV	923	32,822
		249,538
Financials (0.9%):
Grupo Financiero Banorte SAB de CV, Class O	57,435	368,950

Industrials (0.7%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	13,120	286,147

Materials (0.9%):
Cemex SAB de CV, ADR	48,731	349,401

Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV	125,903	220,846
		1,474,882
Russian Federation (4.6%):
Consumer Staples (0.6%):
Magnit PJSC	2,805	234,226

Energy (2.3%):
Gazprom PJSC	117,150	583,908
Rosneft Oil Co. PJSC, GDR	43,027	360,366
		944,274
Financials (1.7%):
Sberbank of Russia PJSC, ADR	37,002	689,849
		1,868,349
Saudi Arabia (1.7%):
Consumer Discretionary (0.6%):
Leejam Sports Co. JSC	8,590	239,874

Financials (1.1%):
The Saudi National Bank	27,160	444,843
		684,717
Singapore (0.7%):
Communication Services (0.7%):
Sea Ltd., ADR (a)	910	290,044

South Africa (4.1%):
Communication Services (1.4%):
MTN Group	59,605	560,182

Consumer Discretionary (0.6%):
The Foschini Group Ltd.	27,232	247,643

Financials (1.5%):
Absa Group Ltd.	29,715	300,871
Capitec Bank Holdings Ltd.	2,483	301,249
		602,120
Materials (0.6%):
Impala Platinum Holdings Ltd.	23,875	269,228
		1,679,173
Taiwan (11.6%):
Financials (1.0%):
Yuanta Financial Holding Co. Ltd.	445,040	392,691

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares		Value
Health Care (0.5%):
Pegavision Corp.	12,000		$222,717

Information Technology (9.4%):
ASE Technology Holding Co. Ltd.	55,000		212,804
Hon Hai Precision Industry Co. Ltd.	88,000		328,499
MediaTek, Inc.	15,000		482,856
Taiwan Semiconductor Manufacturing Co. Ltd.	136,259		2,818,373
			3,842,532
Materials (0.7%):
Formosa Plastics Corp.	72,000		291,119
			4,749,059
Thailand (3.0%):
Energy (0.8%):
PTT PCL (c)	267,400		305,875

Financials (0.9%):
The Siam Commercial Bank PCL	98,700		353,396

Health Care (0.2%):
Mega Lifesciences PCL	58,000		85,248

Materials (0.6%):
Indorama Ventures PCL	191,600		249,584

Real Estate (0.5%):
AP Thailand PCL	927,700		222,850
			1,216,953
Turkey (2.1%):
Communication Services (0.6%):
Turk Telekomunikasyon A/S	280,100		236,476

Consumer Discretionary (0.0%):(d)
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	–	(e)	1

Industrials (1.1%):
KOC Holding A/S	80,515		205,174
Turkiye Sise ve Cam Fabrikalari A/S	258,136		238,165
			443,339
Information Technology (0.4%):
Logo Yazilim Sanayi Ve Ticaret A/S	41,728		193,449
			873,265
United Kingdom (0.9%):
Materials (0.9%):
Anglo American PLC	10,592		371,180
Total Common Stocks (Cost $31,851,465)			40,232,754

Rights (0.0%)(d)
China (0.0%):
Industrials (0.0%):
Airtac International Group , Expires 10/11/21 (a)(f)	325		1,832

Korea, Republic Of (0.0%):
Industrials (0.0%):
Hyundai Engineering & Construction Co. Ltd. , Expires 10/25/21 (a)	101		6,847
Total Rights (Cost $–)			8,679

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.2%)
United States (1.2%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (g)	9,140	$9,140
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (g)	270,886	270,886
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (g)	4,561	4,561
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (g)	36,371	36,371
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (g)	163,532	163,532
Total Collateral for Securities Loaned (Cost $484,490)		484,490

Total Investments (Cost $32,335,955) — 99.7%		40,725,923
Other assets in excess of liabilities — 0.3%		105,171
NET ASSETS - 100.00%		$40,831,094

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $3,595,522 and amounted to 8.8% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rounds to less than 1.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.0% of net assets.
(g)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company